UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22497

Strategy Shares
(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY 11743
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

Registrant’s telephone number, including area code: (855) 477-3837

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

Fund Overview

This Annual shareholder report contains important information about Day Hagan Smart Buffer ETF (the "Fund") for the period of February 13, 2025 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at https://dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930. This report describes changes that took place during the reporting period.

Day Hagan Smart Buffer ETF

Annual Shareholder Report April 30, 2025

DHSB︳NYSE Arca

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference++
Day Hagan Smart Buffer ETF (DHSB)	$16	0.79%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

++ Annualized for periods less than one year.

Key Fund Statistics

Net Assets	$33,284,019
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$36,638
Portfolio Turnover Rate	0%

What did the Fund invest in?

Top 10 Holdings* **

(% of Net Assets)

Security	Percent of Net Assets
SPDR S&P 500 ETF Trust	91.6%

* Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

** Percentages exclude derivative securities

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Fund	91.6%
Written Call Option	(2.9)%
Purchased Put Option	10.1%
Other Assets less Liabilities	1.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual Financial Statements and Additional Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, www.dhfunds.com/literature, or upon request by calling 1-800-594-7930.

Day Hagan Smart Buffer ETF

Annual Shareholder Report April 30, 2025

Fund Overview

This Annual shareholder report contains important information about Day Hagan Smart Sector ETF (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930. This report describes changes that took place during the reporting period.

Day Hagan Smart Sector ETF

Annual Shareholder Report April 30, 2025

SSUS︳NYSE Arca

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Day Hagan Smart Sector ETF (SSUS)	$72	0.68%

How did the Fund perform last year?

The Fund returned 10.61% (price) and 10.67% (NAV) versus the Morningstar Category (US Fund Large Blend) and the Morningstar Index, which retuned 9.59% and 12.11%, respectively, during the period.  Day Hagan’s risk management models correctly maintained a fully invested stance throughout the year. Performance was driven by the strength of U.S. mega-cap tech companies, AI-related earnings, and resilient consumer demand. The Federal Reserve's delayed rate cuts and sticky inflation created volatility, especially in rate-sensitive sectors. Energy outperformed on higher oil prices, while real estate and utilities lagged. Strong GDP growth supported industrials, while defensive sectors underperformed. Geopolitical concerns, including tensions in Ukraine and the Middle East, added risk. The U.S. dollar's strength and fluctuations in Treasury yields also influenced sector rotations and investor sentiment.

Fund Performance Based on $10,000 Initial Investment

	Fund NAV	S&P 500 Total Return Index
Jan 20	$10,000	$10,000
Apr 20	$8,866	$8,829
Oct 20	$10,253	$10,002
Apr 21	$13,123	$12,888
Oct 21	$14,558	$14,295
Apr 22	$13,288	$12,916
Oct 22	$12,532	$12,206
Apr 23	$13,672	$13,260
Oct 23	$13,615	$13,444
Apr 24	$15,208	$16,265
Oct 24	$16,990	$18,555
Apr 25	$16,829	$18,232

Average Annual Total Returns

	1 Year	5 Years	Since Fund Inception (1/16/2020)
Day Hagan Smart Sector ETF	10.67%	13.68%	10.35%
S&P 500® Index	12.10%	15.61%	12.03%

Key Fund Statistics

Net Assets	$541,697,659
Number of Portfolio Holdings	16
Net Investment Advisory Fees	$4,110,272
Portfolio Turnover Rate	96%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To obtain performance information current to the most recent month-end, please call 1-800-594-7930 or visit http://dhfunds.com/

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
Utilities Select Sector SPDR Fund ETF	3.3%
Consumer Staples Select Sector SPDR Fund ETF	4.6%
Consumer Discretionary Select Sector SPDR Fund ETF	5.0%
Invesco S&P 500 Equal Weight ETF	5.4%
Financial Select Sector SPDR Fund ETF	6.7%
Industrial Select Sector SPDR Fund ETF	6.8%
Health Care Select Sector SPDR Fund ETF	7.8%
Communication Services Select Sector SPDR Fund ETF	8.7%
Technology Select Sector SPDR Fund ETF	22.0%
iShares Core S&P 500 ETF	25.1%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation

(% of Net Assets)

Value	Value
Common Stocks	1.8%
Exchange-Traded Funds	98.3%
Liabilities less Other Assets	(0.1)%

Material Fund Changes

Effective April 25, 2025, the Fund changed its name from Day Hagan/Ned David Research Smart Sector ETF to Day Hagan Smart Sector ETF. This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s most recent prospectus, which we have made available at https://dhfunds.com/day-hagan-smart-sector-etf or upon request at 1-800-594-7930.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual Financial Statements and Additional Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, www.dhfunds.com/literature, or upon request by calling 1-800-594-7930.

Day Hagan Smart Sector ETF

Annual Shareholder Report April 30, 2025

Fund Overview

This Annual shareholder report contains important information about Day Hagan Smart Sector Fixed Income ETF (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930. This report describes changes that took place during the reporting period.

Day Hagan Smart Sector Fixed Income ETF

Annual Shareholder Report April 30, 2025

SSFI︳NYSE Arca

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Day Hagan Smart Sector Fixed Income ETF (SSFI)	$70	0.68%

How did the Fund perform last year?

The Fund returned 7.29% (price) and 7.17% (NAV) versus the Morningstar Category (US Fund Nontraditional Bond) and the Morningstar Index which returned 5.61% and 4.94%, respectively, during the  period.  Day Hagan’s risk management models correctly maintained a fully invested stance. Persistent inflation, delayed interest rate cuts, and elevated Treasury yields pressured prices across duration-sensitive sectors. Investment-grade corporate bonds saw modest spread tightening amid stable credit conditions, while agency mortgage backed securities faced headwinds from reduced Federal Reserve support and elevated supply. A strong labor market and resilient GDP limited safe-haven demand. Market volatility around geopolitical events and U.S. deficit issues diminished performance and contributed to uneven returns across the Bloomberg U.S. Aggregate Bond Index's core fixed income sectors.

Fund Performance Based on $10,000 Initial Investment

	Fund NAV	Bloomberg U.S. Aggregate Bond Index
Sep 21	$10,000	$10,000
Oct 21	$10,056	$10,007
Apr 22	$9,290	$9,060
Oct 22	$8,626	$8,438
Apr 23	$9,085	$9,021
Oct 23	$8,566	$8,468
Apr 24	$8,944	$8,889
Oct 24	$9,370	$9,361
Apr 25	$9,585	$9,602

Average Annual Total Returns

	1 Year	Since Fund Inception (9/28/2021)
Day Hagan Smart Sector Fixed Income ETF	7.17%	-1.18%
Bloomberg U.S. Aggregate Bond Index	8.02%	-1.13%

Key Fund Statistics

Net Assets	$36,949,221
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$262,242
Portfolio Turnover Rate	123%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To obtain performance information current to the most recent month-end, please call 1-800-594-7930 or visit http://dhfunds.com/

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
SPDR Portfolio High Yield Bond ETF	1.9%
Vanguard Total International Bond ETF	5.2%
SPDR Portfolio Short Term Treasury ETF	7.3%
SPDR Portfolio Corporate Bond ETF	17.0%
SPDR Portfolio Long Term Treasury ETF	19.9%
SPDR Portfolio Intermediate Term Treasury ETF	22.0%
SPDR Portfolio Mortgage Backed Bond ETF	25.1%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	98.4%
Other Assets less Liabilities	1.6%

Material Fund Changes

Effective April 25, 2025, the Fund changed its name from Day Hagan/Ned David Research Smart Sector Fixed Income ETF to Day Hagan Smart Sector Fixed Income ETF. This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s most recent prospectus, which we have made available at https://dhfunds.com/day-hagan-smart-sector-fixed-income-etf or upon request at 1-800-594-7930.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual Financial Statements and Additional Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, www.dhfunds.com/literature, or upon request by calling 1-800-594-7930.

Day Hagan Smart Sector Fixed Income ETF

Annual Shareholder Report April 30, 2025

Fund Overview

This Annual shareholder report contains important information about Day Hagan Smart Sector International ETF (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930. This report describes changes that took place during the reporting period.

Day Hagan Smart Sector International ETF

Annual Shareholder Report April 30, 2025

SSXU︳NYSE Arca

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Day Hagan Smart Sector International ETF (SSXU)	$71	0.68%

How did the Fund perform last year?

The Fund returned 9.59% (price) and 9.71% (NAV) versus the Morningstar Category (US Fund Foreign Large Blend) and the Morningstar Index, which returned 12.69% and 11.35%, respectively, during the period. Day Hagan’s risk management models correctly maintained a fully invested stance. Performance was shaped by diverging global growth, China’s weak recovery and regulatory risks, as well as strong gains in Japan and India, driven by earnings and capital flows. European equities were pressured by sluggish growth and uncertainty surrounding European Central Bank.

Fund Performance Based on $10,000 Initial Investment

	Fund NAV	MSCI ACWI ex USA Index (Gross)
Jun 22	$10,000	$10,000
Oct 22	$9,210	$9,291
Apr 23	$11,141	$11,238
Oct 23	$10,398	$10,467
Apr 24	$11,503	$12,349
Oct 24	$12,153	$13,082
Apr 25	$12,620	$13,895

Average Annual Total Returns

	1 Year	Since Fund Inception (6/30/2022)
Day Hagan Smart Sector International ETF	9.71%	8.56%
MSCI ACWI ex USA Index	12.52%	12.31%

Key Fund Statistics

Net Assets	$38,584,617
Number of Portfolio Holdings	16
Net Investment Advisory Fees	$248,795
Portfolio Turnover Rate	321%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To obtain performance information current to the most recent month-end, please call 1-800-594-7930 or visit http://dhfunds.com/

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
iShares MSCI Taiwan ETF	6.0%
iShares MSCI Sweden ETF	6.1%
Franklin FTSE India ETF	6.4%
iShares MSCI Canada ETF	6.4%
iShares MSCI France ETF	6.9%
iShares MSCI China ETF	7.8%
iShares MSCI United Kingdom ETF	8.6%
iShares MSCI Switzerland ETF	8.7%
iShares MSCI Germany ETF	9.2%
Franklin FTSE Japan ETF	13.7%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	96.7%
Other Assets less Liabilities	3.3%

Material Fund Changes

Effective April 25, 2025, the Fund changed its name from Day Hagan/Ned David Research Smart Sector International ETF to Day Hagan Smart Sector International ETF. This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's most recent prospectus, which we have made available at https://dhfunds.com/day-hagan-smart-sector-international-etf or upon request at 1-800-594-7930.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual Financial Statements and Additional Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, www.dhfunds.com/literature, or upon request by calling 1-800-594-7930.

Day Hagan Smart Sector International ETF

Annual Shareholder Report April 30, 2025

Fund Overview

This Annual shareholder report contains important information about Eventide High Dividend ETF (the "Fund") for the period of September 30, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at www.EventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.

Eventide High Dividend ETF

Annual Shareholder Report April 30, 2025

ELCV︳NYSE Arca

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference++
Eventide High Dividend ETF (ELCV)	$28	0.49%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

++ Annualized for periods less than one year.

How did the Fund perform since inception?

The Fund underperformed its benchmark by 0.50% (-3.17% vs -2.67%) from its inception date of September 30, 2024, to April 30, 2025, as strong relative outperformance in energy, utilities, health care, industrials, materials, and consumer discretionary was offset by relative underperformance in financials, information technology, real estate, consumer staples, and communications services. We seek resilient, high-quality, and well-positioned companies that are solutions providers and enablers of important trends in their industries and have attractive dividend yields. Our positioning also favors companies with resilient business models and financials that we believe can weather potential near-term macroeconomic and policy-related disruptions and are positioned well for the long-term.

Fund Performance Based on $10,000 Initial Investment

	Fund NAV	Bloomberg U.S. 1000 Value Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep 24	$10,000	$10,000	$10,000
Oct 24	$10,076	$9,938	$9,947
Apr 25	$9,683	$9,733	$9,036

Average Annual Total Returns

Since Fund Inception (9/30/2024)
Eventide High Dividend ETF	-3.17%
Bloomberg U.S. 3000 Equal Weight Total Return Index A_INDX444	-9.64%
Bloomberg U.S. 1000 Value Total Return Index	-2.67%

Key Fund Statistics

Net Assets	$94,880,955
Number of Portfolio Holdings	41
Net Investment Advisory Fees	$156,593
Portfolio Turnover Rate	89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based securities market index, Bloomberg U.S. 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg U.S. 1000 Value Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe. For updated performance information, please call 1-877-771-EVEN (3836) or visit the Fund's website at www.EventideETFs.com.

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
Amgen, Inc.	3.4%
Prologis, Inc.	4.1%
WEC Energy Group, Inc.	4.2%
American Tower Corp.	4.4%
Exxon Mobil Corp.	4.7%
Home Depot, Inc. (The)	4.8%
Entergy Corp.	4.9%
Williams Cos., Inc. (The)	5.8%
Enbridge, Inc.	6.5%
Southern Co. (The)	6.6%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation

(% of Net Assets)

Value	Value
Large Cap	64.46%
MidCap	33.64%
Other Assets less Liabilities	1.90%

Source. (c) Morningstar Inc. (2024). All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Allocation percentages are subject to change at any time, and should not be considered investment advice.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual Financial Statements and Additional Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, www.EventideETFs.com, or upon request by calling 1-877-771-3836

Eventide High Dividend ETF

Annual Shareholder Report April 30, 2025

ELCV︳NYSE Arca

Fund Overview

This Annual shareholder report contains important information about Eventide US Market ETF (the "Fund") for the period of December 17, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at www.EventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.

Eventide US Market ETF

Annual Shareholder Report April 30, 2025

EUSM︳NYSE Arca

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference+Footnote Reference+
Eventide US Market ETF (EUSM)	$14	0.39%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

++ Annualized for periods less than one year.

Key Fund Statistics

Net Assets	$54,171,513
Number of Portfolio Holdings	180
Net Investment Advisory Fees	$47,728
Portfolio Turnover Rate	34%

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
Progressive Corp. (The)	1.2%
American Express Co.	1.2%
Boston Scientific Corp.	1.3%
Intuit, Inc.	1.3%
Linde plc	1.3%
Home Depot, Inc. (The)	1.6%
Eli Lilly & Co.	1.7%
Exxon Mobil Corp.	1.8%
Broadcom, Inc.	2.1%
NVIDIA Corp.	5.0%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation

(% of Net Assets)

Value	Value
Large Cap	53.33%
MidCap	37.15%
Small Cap	8.88%
Other Assets less Liabilities	0.64%

Source. (c) Morningstar Inc. (2024). All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Allocation percentages are subject to change at any time, and should not be considered investment advice.

Annual Shareholder Report April 30, 2025

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual Financial Statements and Additional Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, www.EventideETFs.com, or upon request by calling 1-877-771-3836

Eventide US Market ETF

Annual Shareholder Report April 30, 2025

EUSM︳NYSE Arca

Fund Overview

This Annual shareholder report contains important information about Strategy Shares Gold Enhanced Yield ETF (the "Fund") (formerly "Strategy Shares Gold-Hedged Bond ETF") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://strategysharesetfs.com/goly/. You can also request this information by contacting 1-855-477-3837. This report describes changes that occurred during the reporting period.

Strategy Shares Gold Enhanced Yield ETF

Annual Shareholder Report April 30, 2025

GOLY︳Cboe BZX Exchange

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategy Shares Gold Enhanced Yield ETF (GOLY)	$93	0.78%

How did the Fund perform last year?

For the fiscal year ended 4/30/2025, the Fund generated a total return of +39.59% at net asset value. The Fund changed its name and investment strategy on 1/7/2025, and changed from a passively managed strategy to an actively managed strategy. Prior to the strategy change, the Fund’s primary investment objective was to provide returns that correlate, before fees and expenses, to the performance of the Solactive Gold-Backed Bond Index. During the fiscal year period from 4/30/2024 to 1/7/2025 during which the Fund tracked the Solactive Gold-Backed Bond Index, the Fund returned +15.11% compared to +16.26% for the Solactive Gold-Backed Bond Index. The goal of the Solactive Gold-Backed Bond Index is to provide 100% notional exposure to the U.S. dollar-denominated investment grade corporate bond sector and 100% exposure to gold.

Following the strategy change on 1/7/2025 until fiscal year end 4/30/2025, the Fund returned +19.99% compared to +3.75% for the Bloomberg US Aggregate Bond Index (the Fund’s new benchmark) and +3.00% for the Bloomberg US Corporate Index.

Fund Performance Based on $10,000 Initial Investment

	Fund NAV	Bloomberg Barclays U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
May 21	$10,000	$10,000	$10,000
Oct 21	$9,619	$10,266	$10,121
Apr 22	$8,806	$8,957	$9,162
Oct 22	$6,850	$8,257	$8,533
Apr 23	$8,814	$9,018	$9,123
Oct 23	$7,902	$8,486	$8,564
Apr 24	$9,334	$9,108	$8,989
Oct 24	$11,359	$9,656	$9,467
Apr 25	$13,030	$9,800	$9,710

Average Annual Total Returns

	1 Year	Since Fund Inception (5/17/2021)
Strategy Shares Gold Enhanced Yield ETF	39.59%	6.92%
Bloomberg U.S. Aggregate Bond Index A_INDX110	8.02%	-0.74%
Bloomberg Barclays U.S. Corporate Index	7.60%	-0.51%

Key Fund Statistics

Net Assets	$33,145,295
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$91,916
Portfolio Turnover Rate	35%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To obtain performance information current to the most recent month-end, please cal 855-477-3837 or visit http://strategysharesetfs.com/

What did the Fund invest in?

Top 10 Holdings* **

(% of Net Assets)

Security	Percent of Net Assets
Goldman Sachs Group, Inc. (The)	3.0%
Boeing Co. (The)	3.1%
JPMorgan Chase & Co.	3.3%
Equinix, Inc.	3.4%
Walt Disney Co. (The)	3.4%
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	3.4%
Verizon Communications, Inc.	3.6%
U.S. Treasury Bill	4.4%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

**  Percentages exclude derivative securities.

Asset Allocation*

(% of Net Assets)

Value	Value
Corporate Bonds	82.4%
U.S. Treasury Obligations	7.0%
Yankee Dollars	5.6%
Other Assets less Liabilities	5.0%

Material Fund Changes

Effective on or about January 5, 2025, the Fund changed its name from "Strategy Shares Gold-Hedged Bond ETF" to "Strategy Shares Gold Enhanced Yield ETF" and the Fund's investment objective changed to the following: "The Fund's investment objective is to seek income and long-term capital appreciation". For more complete information, you may review the Fund’s prospectus, as supplemented November 6, 2024, available on the Fund's website www.strategysharesetfs.com/goly/  or upon request by calling 1-855-477-3837.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Financial Statements, Prospectus, and Statement of Additional Information, is available on the Fund's website, www.strategysharesetfs.com/goly/, or upon request by calling 1-855-477-3837.

Strategy Shares Gold Enhanced Yield ETF

Annual Shareholder Report April 30, 2025

GOLY︳Cboe BZX Exchange

Fund Overview

This Annual shareholder report contains important information about Strategy Shares Nasdaq 7HANDLTM Index ETF (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://strategysharesetfs.com/hndl/. You can also request this information by contacting us at 1-855-477-3837.

Strategy Shares Nasdaq 7HANDL™ Index ETF

Annual Shareholder Report April 30, 2025

HNDL︳NASDAQ

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)	$83	0.79%

How did the Fund perform last year?

For the fiscal year ended 4/30/2025, the Fund generated a total return of +10.18% at net asset value. during this same period, the Fund's underlying index, the NASDAQ 7HANDL Index, returned +11.39%. The Fund's benchmark, the Bloomberg U.S. Aggregate Index, returned +8.02%. In order to allow shareholders of the Fund to realize a predictable, but not assured, level of cash flow, the Fund has adopted a policy (which may be modified at any time by its Board of Trustees) to pay monthly distributions on Fund shares at a target rate that represents an annualized payout of approximately 7.0% on the Fund’s per-share net asset value on the date of a distribution’s declaration. For the fiscal year ended April 30, 2025, the Fund paid out total distributions of $1.50 per share between May 2024 and April 2025, during which period the average NAV on the distribution calculation date was $20.74.

Fund Performance Based on $10,000 Initial Investment

	Fund NAV	NASDAQ 7 HANDL Index	Bloomberg U.S. Aggregate Bond Index
Jan 18	$10,000	$10,000	$10,000
Apr 18	$9,704	$9,749	$9,824
Oct 18	$9,693	$9,797	$9,806
Apr 19	$10,350	$10,534	$10,344
Oct 19	$10,941	$11,204	$10,934
Apr 20	$10,969	$11,345	$11,465
Oct 20	$11,716	$12,203	$11,611
Apr 21	$12,696	$13,314	$11,435
Oct 21	$13,430	$14,158	$11,555
Apr 22	$12,003	$12,746	$10,461
Oct 22	$11,001	$11,771	$9,743
Apr 23	$11,784	$12,698	$10,417
Oct 23	$11,119	$12,072	$9,778
Apr 24	$12,533	$13,693	$10,264
Oct 24	$13,859	$15,212	$10,809
Apr 25	$13,810	$15,254	$11,087

Average Annual Total Returns

	1 Year	5 Years	Since Fund Inception (1/16/2018)
Strategy Shares Nasdaq 7HANDL™ Index ETF	10.18%	4.71%	4.53%
Bloomberg U.S. Aggregate Bond Index A_INDX110	8.02%	-0.67%	1.43%
NASDAQ 7 HANDL Index	11.39%	6.10%	5.97%

Key Fund Statistics

Net Assets	$678,805,128
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$4,649,278
Portfolio Turnover Rate	32%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To obtain performance information current to the most recent month-end, please cal 855-477-3837 or visit http://strategysharesetfs.com/

What did the Fund invest in?

Top 10 Holdings* **

(% of Net Assets)

Security	Percent of Net Assets
JPMorgan Equity Premium Income ETF	4.2%
Utilities Select Sector SPDR Fund ETF	4.9%
Schwab U.S. REIT ETF	5.4%
WisdomTree U.S. Efficient Core Fund ETF	6.1%
Vanguard Dividend Appreciation ETF	6.6%
Global X MLP & Energy Infrastructure ETF	6.9%
Invesco NASDAQ 100 ETF	7.3%
SPDR Portfolio Aggregate Bond ETF	11.1%
Vanguard Total Bond Market ETF	11.1%
iShares Core U.S. Aggregate Bond ETF	11.1%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

**  Percentages exclude derivative securities.

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	94.5%
U.S. Treasury Obligations	3.6%
Other Assets less Liabilities	1.9%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Financial Statements, Prospectus, and Statement of Additional Information is available on the Fund's website, www.strategysharesetfs.com/hndl/, or upon request by calling 1-855-477-3837.

Strategy Shares Nasdaq 7HANDL™ Index ETF

Annual Shareholder Report April 30, 2025

HNDL︳NASDAQ

Fund Overview

This Annual shareholder report contains important information about Strategy Shares Newfound/ReSolve Robust Momentum ETF (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://strategysharesetfs.com/romo/. You can also request this information by contacting us at 1-855-477-3837.

Strategy Shares Newfound/ReSolve Robust Momentum ETF

Annual Shareholder Report April 30, 2025

ROMO︳Cboe BZX Exchange

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)	$79	0.75%

How did the Fund perform last year?

For the fiscal year ended 4/30/2025, the Fund generated a total return of +11.85% at net asset value. During this same period, the Fund's underlying index, the Newfound/ReSolve Equity Momentum Index, returned +12.54%, and the Fund's benchmark, the S&P 500 Target Growth Index, returned +10.20%.

The Fund’s exposure to S&P 500 ETFs was the primary source of outperformance relative to its benchmark during the fiscal year. The best performing holdings were iShares Core S&P 500 ETF (Ticker: IVV, Category: US Equity), iShares Core MSCI EAFE ETF (Ticker: IEFA, Category: International Equity) iShares 7-10 Year Treasury Bond ETF (Ticker: IEF, Category: US Fixed Income), and iShares 1-3 Year Treasury Bond ETF (Ticker: SHY, Category: US Fixed Income). The worst performing holding was iShares Core MSCI Emerging Markets ETF (Ticker: IEMG, Category: International Equity), which is no longer held by the Fund.

Fund Performance Based on $10,000 Initial Investment

	Fund NAV	Newfound/ReSolve Robust Equity Momentum Index	S&P Target Risk Growth Index
Nov 19	$10,000	$10,000	$10,000
Apr 20	$8,618	$8,428	$9,495
Oct 20	$8,774	$8,684	$10,396
Apr 21	$11,024	$10,981	$12,139
Oct 21	$11,860	$11,889	$12,685
Apr 22	$10,586	$10,599	$11,374
Oct 22	$9,920	$9,985	$10,501
Apr 23	$10,491	$10,589	$11,599
Oct 23	$10,062	$10,171	$11,206
Apr 24	$11,633	$11,803	$12,728
Oct 24	$12,999	$13,213	$13,820
Apr 25	$13,011	$13,284	$14,026

Average Annual Total Returns

	1 Year	5 Years	Since Fund Inception (11/1/2019)
Strategy Shares Newfound/ReSolve Robust Momentum ETF	11.85%	8.59%	4.91%
S&P Target Risk Growth Index A_INDX295	10.20%	8.12%	6.35%
Newfound/ReSolve Robust Equity Momentum Index	12.54%	9.53%	5.30%

Key Fund Statistics

Net Assets	$34,669,274
Number of Portfolio Holdings	4
Net Investment Advisory Fees	$193,387
Portfolio Turnover Rate	204%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To obtain performance information current to the most recent month-end, please cal 855-477-3837 or visit http://strategysharesetfs.com/

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
iShares Core S&P 500 ETF	4.9%
iShares Core MSCI EAFE ETF	27.4%
iShares 7-10 Year Treasury Bond ETF	31.1%
iShares 1-3 Year Treasury Bond ETF	36.4%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	99.8%
Other Assets less Liabilities	0.2%

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Financial Statements, Prospectus, and Statement of Additional Information, is available on the Fund's website, www.strategysharesetfs.com/romo/, or upon request by calling 1-855-477-3837.

Strategy Shares Newfound/ReSolve Robust Momentum ETF

Annual Shareholder Report April 30, 2025

ROMO︳Cboe BZX Exchange

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.

3(a)(2) Not applicable.

3(a)(3) At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. Fees for audit services provided to the Registrant by its principal accountants for the two most recent fiscal years were:

Fiscal year ended 2025: $106,150

Fiscal year ended 2024: $67,250

(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) were:

Fiscal year ended 2025: $ -

Fiscal year ended 2024: $ -

(c)	Tax Fees. Fees for tax services, which consisted of income and excise tax compliance services, were:

Fiscal year ended 2025: $27,500

Fiscal year ended 2024: $22,500

(d)	All Other Fees. Fees for other services totaled:

Fiscal year ended 2025: $ -

Fiscal year ended 2024: $4,000

Fees for 2024 related to the preparation of IRS Form 8937 and IRS Form 966.

(e)	(1) The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

(2) No services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f)	All of the work in connection with the audit of the Registrant during the years ended April 30, 2025, and 2024 was performed by full-time employees of the Registrant’s principal accountant.

(g)	The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were:

Fiscal year ended 2025: $27,500

Fiscal year ended 2024: $26,500

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen P. Lachenauer (Chairman) and Tobias Caldwell.

Item 6. Investments.

(a) The registrant’s Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are attached herewith.

Annual Financial Statements and

Additional Information

Day Hagan Smart Sector ETF (SSUS)

(formerly, Day Hagan/Ned Davis Research Smart Sector ETF)

Day Hagan Smart Sector Fixed Income ETF (SSFI)

(formerly, Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF)

Day Hagan Smart Sector International ETF (SSXU)

(formerly, Day Hagan/Ned Davis Research Smart Sector International ETF)

Day Hagan Smart Butfer ETF (DHSB)

APRIL 30 , 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Day Hagan Smart Sector ETF	April 30, 2025

Portfolio of Investments

Shares		Value
Common Stocks — 1.8%
Communication Services
21,128	Alphabet, Inc., Class A, 0.50%	$3,355,126
4,683	Meta Platforms, Inc., Class A, 0.37%	2,570,967
		5,926,093
Information Technology
32,556	NVIDIA Corp., 0.04%	3,546,000
		3,546,000
Total Common Stocks (Cost $9,040,483)		$9,472,093

Exchange-Traded Funds — 98.3%
495,051	Communication Services Select Sector SPDR Fund ETF	47,247,667
136,663	Consumer Discretionary Select Sector SPDR Fund ETF	26,958,143
301,482	Consumer Staples Select Sector SPDR Fund ETF	24,670,272
125,974	Energy Select Sector SPDR Fund ETF	10,140,907
742,899	Financial Select Sector SPDR Fund ETF	36,223,755
302,431	Health Care Select Sector SPDR Fund ETF	42,482,483
280,955	Industrial Select Sector SPDR Fund ETF	36,866,915
173,464	Invesco S&P 500 Equal Weight ETF	29,339,701
243,052	iShares Core S&P 500 ETF	135,613,294
44,511	Materials Select Sector SPDR Fund ETF	3,734,028
52,332	Real Estate Select Sector SPDR Fund ETF	2,161,312
568,297	Technology Select Sector SPDR Fund ETF	119,325,321
225,012	Utilities Select Sector SPDR Fund ETF	17,753,447
Total Exchange-Traded Funds (Cost $522,793,765)		$532,517,245
Total Investments — 100.1%
(Cost $531,834,248)		$541,989,338
Liabilities less Other Assets — (0.1)%		(291,679)

Net Assets — 100.0%		$541,697,659

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

Annual Financial Statements and Additional Information | 1

Day Hagan Smart Sector Fixed Income ETF	April 30, 2025

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 98.4%
218,406	SPDR Portfolio Corporate Bond ETF	$6,298,829
29,932	SPDR Portfolio High Yield Bond ETF	695,919
282,082	SPDR Portfolio Intermediate Term Treasury ETF	8,138,066
273,716	SPDR Portfolio Long Term Treasury ETF	7,362,960
420,144	SPDR Portfolio Mortgage Backed Bond ETF	9,259,974
91,355	SPDR Portfolio Short Term Treasury ETF	2,684,010
38,440	Vanguard Total International Bond ETF	1,904,702
Total Exchange-Traded Funds (Cost $35,804,685)		$36,344,460
Total Investments — 98.4%
(Cost $35,804,685)		$36,344,460
Other Assets less Liabilities — 1.6%		604,761

Net Assets — 100.0%		$36,949,221

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

2 | Annual Financial Statements and Additional Information

Day Hagan Smart Sector International ETF	April 30, 2025

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 96.7%
64,510	Franklin FTSE India ETF	$2,469,443
171,793	Franklin FTSE Japan ETF	5,249,995
71,038	iShares MSCI Australia ETF	1,752,507
58,343	iShares MSCI Canada ETF	2,476,660
3,234	iShares MSCI Chile ETF	100,674
58,389	iShares MSCI China ETF	3,016,376
64,959	iShares MSCI France ETF	2,665,917
89,589	iShares MSCI Germany ETF	3,537,870
128,246	iShares MSCI Hong Kong ETF	2,246,870
1,168	iShares MSCI Israel ETF	91,530
51,525	iShares MSCI Peru and Global Exposure ETF	2,284,103
53,891	iShares MSCI Sweden ETF	2,351,803
62,101	iShares MSCI Switzerland ETF	3,344,760
48,996	iShares MSCI Taiwan ETF	2,326,330
1,733	iShares MSCI Thailand ETF	95,003
86,885	iShares MSCI United Kingdom ETF	3,310,319
Total Exchange-Traded Funds (Cost $35,312,323)		$37,320,160
Total Investments — 96.7%
(Cost $35,312,323)		$37,320,160
Other Assets less Liabilities — 3.3%		1,264,457

Net Assets — 100.0%		$38,584,617

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

(See notes which are an integral part of the Financial Statements)

Annual Financial Statements and Additional Information | 3

Day Hagan Smart Buffer ETF	April 30, 2025

Portfolio of Investments

Shares		Value
Purchased Put Option — 10.1%
550	SPDR S&P 500 ETF Trust, 1/20/26(a)	$3,347,575
Total Purchased Put Option (Cost $2,059,886)		$3,347,575

Exchange-Traded Funds — 91.6%
55,000	SPDR S&P 500 ETF Trust(b)(c)	30,499,700
Total Exchange-Traded Funds (Cost $32,489,150)		$30,499,700
Total Investments — 101.7%
(Cost $34,549,036)		$33,847,275
Liabilities less Other Assets — (1.7)%		(563,256)

Net Assets — 100.0%		$33,284,019

(a)	See Purchased Options Contracts

(b)	As of April 30, 2025, investment is 91.63% of the Fund’s net assets. See Note 8 in the Notes to Financial Statements

(c)	All or a portion is held as collateral for written options

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

Written Options Contacts

Exchange-traded options on future contracts written as of April 30, 2025, were as follows:

			Notional	Premiums
		Number of	Amount	Received	Strike Price	Expiration	Value
Description	Put/Call	Contracts	(000)($)	($)	($)	Date	($)
SPDR S&P 500 ETF Trust	Call	550	26,950	548,699	490.00	1/15/26	(967,450)
(Total Premiums Received $548,699)							(967,450)

Purchased Options Contacts

Exchange-traded options on futures contracts purchased as of April 30, 2025, were as follows:

			Notional
		Number of	Amount	Cost	Strike Price	Expiration	Value
Description	Put/Call	Contracts	(000)($)	($)	($)	Date	($)
SPDR S&P 500 ETF Trust	Put	550	33,550	2,059,886	610.00	1/15/26	3,347,575
(Total Cost $2,059,886)							3,347,575

(See notes which are an integral part of the Financial Statements)

4 | Annual Financial Statements and Additional Information

Statements of Assets and Liabilities	April 30, 2025

		Day Hagan Smart	Day Hagan Smart
	Day Hagan Smart	Sector Fixed	Sector International
	Sector ETF	Income ETF	ETF
Assets:
Investments, at value (Cost $531,834,248, $35,804,685 and $35,312,323)	$541,989,338	$36,344,460	$37,320,160
Cash and Cash Equivalents	3,029	624,939	1,284,650
Total Assets	541,992,367	36,969,399	38,604,810
Liabilities:
Accrued expenses:
Advisory	294,708	20,178	20,193
Total Liabilities	294,708	20,178	20,193
Net Assets	$541,697,659	$36,949,221	$38,584,617
Net Assets consist of:
Paid-in Capital	$627,145,867	$40,947,065	$39,155,758
Total Distributable Earnings (Loss)	(85,448,208)	(3,997,844)	(571,141)
Net Assets	$541,697,659	$36,949,221	$38,584,617

Net Assets:	$541,697,659	$36,949,221	$38,584,617
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	13,400,000	1,725,000	1,300,000
Net Asset Value (offering and redemption price per share):	$40.43	$21.42	$29.68

(See notes which are an integral part of the Financial Statements)

Annual Financial Statements and Additional Information | 5

Statements of Assets and Liabilities (Continued)	April 30, 2025

Day Hagan Smart
Buffer ETF
Assets:
Investments, at value (Cost $34,549,036)	$33,847,275
Cash and Cash Equivalents	1,248,545
Total Assets	35,095,820
Liabilities:
Written options, at fair value (Premiums received of $548,699)	967,450
Due to broker for options contracts	827,062
Accrued expenses:
Advisory	17,289
Total Liabilities	1,811,801
Net Assets	$33,284,019
Net Assets consist of:
Paid-in Capital	$33,910,723
Total Distributable Earnings (Loss)	(626,704)
Net Assets	$33,284,019

Net Assets:	$33,284,019
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,375,000
Net Asset Value (offering and redemption price per share):	$24.21

(See notes which are an integral part of the Financial Statements)

6 | Annual Financial Statements and Additional Information

Statements of Operations	For the year ended April 30, 2025

		Day Hagan Smart	Day Hagan Smart
	Day Hagan Smart	Sector Fixed	Sector International
	Sector ETF	Income ETF	ETF
	Year ended	Year ended	Year ended
	April 30, 2025	April 30, 2025	April 30, 2025
Investment Income:
Dividend income	$7,952,092	$1,594,974	$1,107,066
Interest income	683	—	—
Total Investment Income	7,952,775	1,594,974	1,107,066
Expenses:
Advisory	4,110,272	262,242	248,795
Total Net Expenses	4,110,272	262,242	248,795
Net Investment Income	3,842,503	1,332,732	858,271
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(251,458)	(200,982)	(1,105,589)
Net realized gains (losses) from in-kind transactions	61,122,008	391,536	1,792,899
Change in unrealized appreciation (depreciation) on investments	(6,081,653)	1,129,015	1,783,606
Net Realized and Unrealized Gains (Losses)	54,788,897	1,319,569	2,470,916
Change in Net Assets Resulting From Operations	$58,631,400	$2,652,301	$3,329,187

(See notes which are an integral part of the Financial Statements)

Annual Financial Statements and Additional Information | 7

Statements of Operations (Continued)	For the period ended April 30, 2025

Day Hagan Smart
Buffer ETF
For the period
February 13, 2025(a)
through April 30,
2025
Investment Income:
Dividend income	$91,559
Total Investment Income	91,559
Expenses:
Advisory	36,638
Interest expense	8,635
Total Net Expenses	45,273
Net Investment Income	46,286
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	13,690
Net realized gains (losses) from written option transactions	433,832
Net realized gains (losses) from in-kind transactions	(64,800)
Change in unrealized appreciation (depreciation) on investments	(701,761)
Change in unrealized appreciation (depreciation) on written options	(418,751)
Net Realized and Unrealized Gains (Losses)	(737,790)
Change in Net Assets Resulting From Operations	$(691,504)

(a)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

8 | Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

			Day Hagan Smart Sector
	Day Hagan Smart Sector ETF		Fixed Income ETF
	Year ended	Year ended	Year ended	Year ended
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
From Investment Activities:
Operations:
Net investment income	$3,842,503	$6,862,283	$1,332,732	$1,508,685
Net realized gains (losses) from investment and in-kind transactions	60,870,550	58,432,594	190,554	(923,716)
Change in unrealized appreciation (depreciation) on investments	(6,081,653)	(9,622,269)	1,129,015	(1,139,819)
Change in net assets resulting from operations	58,631,400	55,672,608	2,652,301	(554,850)
Distributions to Shareholders:
Total distributions	(4,164,342)	(6,561,676)	(1,365,767)	(1,602,126)
Change in net assets from distributions	(4,164,342)	(6,561,676)	(1,365,767)	(1,602,126)
Capital Transactions:
Proceeds from shares issued	449,733,025	919,679,898	12,298,475	24,963,402
Cost of shares redeemed	(571,272,290)	(785,323,683)	(16,004,572)	(26,154,968)
Change in net assets from capital transactions	(121,539,265)	134,356,215	(3,706,097)	(1,191,566)
Change in net assets	(67,072,207)	183,467,147	(2,419,563)	(3,348,542)
Net Assets:
Beginning of year	608,769,866	425,302,719	39,368,784	42,717,326
End of year	$541,697,659	$608,769,866	$36,949,221	$39,368,784
Share Transactions:
Issued	11,075,000	25,625,000	575,000	1,175,000
Redeemed	(14,225,000)	(21,800,000)	(750,000)	(1,225,000)
Change in shares	(3,150,000)	3,825,000	(175,000)	(50,000)

(See notes which are an integral part of the Financial Statements)

Annual Financial Statements and Additional Information | 9

Statements of Changes in Net Assets (Continued)

	Day Hagan Smart Sector		Day Hagan Smart
	International ETF		Buffer ETF
			For the period
	Year ended	Year ended	February 13, 2025(a)
	April 30, 2025	April 30, 2024	through April 30, 2025
From Investment Activities:
Operations:
Net investment income	$858,271	$781,423	$46,286
Net realized gains from investment, in-kind, and written options transactions	687,310	1,110,160	382,722
Change in unrealized appreciation (depreciation) on investments and written options	1,783,606	(365,022)	(1,120,512)
Change in net assets resulting from operations	3,329,187	1,526,561	(691,504)
Distributions to Shareholders:
Total distributions	(931,752)	(783,250)	—
Change in net assets from distributions	(931,752)	(783,250)	—
Capital Transactions:
Proceeds from shares issued	27,489,541	57,647,883	36,423,515
Cost of shares redeemed	(25,347,859)	(42,197,309)	(2,447,992)
Change in net assets from capital transactions	2,141,682	15,450,574	33,975,523
Change in net assets	4,539,117	16,193,885	33,284,019
Net Assets:
Beginning of period	34,045,500	17,851,615	—
End of period	$38,584,617	$34,045,500	$33,284,019
Share Transactions:
Issued	950,000	2,100,000	1,475,000
Redeemed	(875,000)	(1,525,000)	(100,000)
Change in shares	75,000	575,000	1,375,000

(a)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

10 | Annual Financial Statements and Additional Information

Financial Highlights

	Net Asset Value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses)	Total from investment activities	Distributions from net investment income	Total distributions	Net Asset Value, end of period	Total return at Net Asset Value(b)(c)	Ratio of Net Expenses to Average Net Assets(d)		Ratio of Gross Expenses to Average Net Assets(d)		Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at end of period (000’s)	Portfolio turnover(b)(e)
Day Hagan Smart Sector ETF
Year ended April 30, 2025	$36.78	0.26	3.68	3.94	(0.29)	(0.29)	$40.43	10.67%	0.68	% (f)	0.68	% (f)	0.64%	$541,698	96%
Year ended April 30, 2024	$33.42	0.43	3.31	3.74	(0.38)	(0.38)	$36.78	11.23%	0.68	% (f)	0.68	% (f)	1.21%	$608,770	296%
Year ended April 30, 2023	$32.69	0.23	0.69	0.92	(0.19)	(0.19)	$33.42	2.89%	0.68	% (f)	0.68	% (f)	0.74%	$425,303	207%
Year ended April 30, 2022	$32.46	0.18	0.25	0.43	(0.20)	(0.20)	$32.69	1.26%	0.68	% (f)	0.68	% (f)	0.52%	$467,407	111%
Year ended April 30, 2021	$22.04	0.20	10.36	10.56	(0.14)	(0.14)	$32.46	48.02%	0.68	% (f)	0.68	% (f)	0.71%	$221,537	84%

Day Hagan Smart Sector Fixed Income ETF
Year ended April 30, 2025	$20.72	0.74	0.73	1.47	(0.77)	(0.77)	$21.42	7.17%	0.68	% (f)	0.68	% (f)	3.46%	$36,949	123%
Year ended April 30, 2024	$21.91	0.80	(1.13)	(0.33)	(0.86)	(0.86)	$20.72	(1.55)%	0.68	% (f)	0.68	% (f)	3.75%	$39,369	124%
Year ended April 30, 2023	$22.89	0.60	(1.12)	(0.52)	(0.46)	(0.46)	$21.91	(2.21)%	0.68	% (f)	0.68	% (f)	2.72%	$42,717	174%
September 28, 2021(g) through April 30, 2022	$24.85	0.27	(2.02)	(1.75)	(0.21)	(0.21)	$22.89	(7.10)%	0.68	% (f)	0.68	% (f)	1.87%	$24,611	85%

Day Hagan Smart Sector International ETF
Year ended April 30, 2025	$27.79	0.68	1.97	2.65	(0.76)	(0.76)	$29.68	9.71%	0.68	% (f)	0.68	% (f)	2.35%	$38,585	321%
Year ended April 30, 2024	$27.46	0.66	0.23	0.89	(0.56)	(0.56)	$27.79	3.29%	0.68	% (f)	0.68	% (f)	2.42%	$34,046	378%
June 30, 2022(g) through April 30, 2023	$24.82	0.09	2.71	2.80	(0.16)	(0.16)	$27.46	11.36%	0.68	% (f)	0.68	% (f)	0.40%	$17,852	231%

Day Hagan Smart Buffer ETF
February 13, 2025(g) through April 30, 2025	$25.00	0.04	(0.83)	(0.79)	—	—	$24.21	(3.16)%	0.79	% (f)(h)	0.79	% (f)(h)	0.81%	$33,284	—%

(a)	Calculated using the average shares method.

(b)	Not annualized for periods less than one year.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover increases/decreases due to change within the portfolio holdings during the period.

(f)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(g)	Commencement of operations.

(h)	Excluding interest expense, the expense ratio would have been 0.65%

(See notes which are an integral part of the Financial Statements)

Annual Financial Statements and Additional Information | 11

Notes to Financial Statements	April 30, 2025

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust otfers its Shares in nine separate series. The accompanying Financial Statements relate to the following series: Day Hagan Smart Sector ETF (SSUS), formerly known as the Day Hagan/Ned Davis Research Smart Sector ETF, Day Hagan Smart Sector Fixed Income ETF (SSFI), formerly known as the Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF, Day Hagan Smart Sector International ETF (SSXU), formerly known as the Day Hagan/Ned Davis Research Smart Sector International ETF, and the Day Hagan Smart Butfer ETF (DHSB) (individually referred to as a “Fund,” or collectively as the “Funds”). On September 28, 2024, the Day Hagan Smart Sector Fixed Income ETF (SSFI) changed from a non-diversified fund to a diversified fund under the 1940 Act. Day Hagan Smart Sector ETF (SSUS) is also classified as a diversified fund under the 1940 Act, while Day Hagan Smart Sector International ETF (SSXU) and Day Hagan Smart Butfer ETF (DHSB) are classified as non-diversified under the 1940 Act. Each Fund is an actively- managed exchange- traded fund. The investment objective of the Day Hagan Smart Sector ETF and the Day Hagan Smart Butfer ETF is to seek long-term capital appreciation and preservation of capital. The investment objective of the Day Hagan Smart Sector Fixed Income ETF and the Day Hagan Smart Sector International ETF is to seek total return, consisting of income and capital appreciation. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

The Day Hagan Smart Butfer ETF commenced operations on February 13, 2025. Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be ditferent from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of shares, or multiples thereof, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards

Codification Topic 946 Financial Services – Investment Companies including Accounting Standard Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that atfect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could ditfer from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker -dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on the Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

12 | Annual Financial Statements and Additional Information

Notes to Financial Statements (Continued)

The following table provides the fair value measurement as of April 30, 2025:

		Total
Fund	Level 1	Investments
Day Hagan Smart Sector ETF
Common Stocks	$9,472,093	$9,472,093
Exchange-Traded Funds	$532,517,245	$532,517,245
Total Investments	$541,989,338	$541,989,338

Day Hagan Smart Sector Fixed Income ETF
Exchange-Traded Funds	$36,344,460	$36,344,460
Total Investments	$36,344,460	$36,344,460

Day Hagan Smart Sector International ETF
Exchange-Traded Funds	$37,320,160	$37,320,160
Total Investments	$37,320,160	$37,320,160

Day Hagan Smart Butfer ETF
Purchased Put Option	$3,347,575	$3,347,575
Exchange-Traded Fund	$30,499,700	$30,499,700
Total Investments	$33,847,275	$33,847,275

Other Financial Instruments(a)
Written Options Contracts	($967,450)	($967,450)
Total Other Financial Instruments	($967,450)	($967,450)

(a)	Other financial instruments include derivative instruments, such as written options, which are valued at fair value.

For the period ended April 30, 2025, there were no Level 2 or Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers into or out of Level 3 during the period.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the etfective interest method. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex -dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Derivative Instruments

Options Contracts:

Purchased Options – The Funds pay a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are otfset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options – The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are otfset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price ditferent from the current value. As of April 30, 2025, the Funds held deposits at brokers for written options collateral, which is reported on the Statements of Assets and Liabilities.

The gross notional amount of purchased and written options outstanding as of April 30, 2025, and the monthly average notional amount for these contracts for the period ended April 30, 2025, were as follows:

		Monthly
	Outstanding	Average
	Notional	Notional
	Amount	Amount
Purchased Options:
Day Hagan Smart Butfer ETF	$33,550,000	$33,143,333
Written Options:
Day Hagan Smart Butfer ETF	26,950,000	38,503,333

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2025:

	Assets	Liabilities
Investments,
	at Value for	Written
	Purchased	Options,
	Options	at Value
Equity Risk Exposure
Day Hagan Smart Butfer ETF	$3,347,575	$(967,450)

Annual Financial Statements and Additional Information | 13

Notes to Financial Statements (Continued)

The following is a summary of the etfect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended April 30, 2025:

Net Change in
	Net Realized Gains		Unrealized Appreciation
	(Losses) from		(Depreciation) on
	Purchased	Written	Purchased	Written
	Options(a)	Options	Options(b)	Options
Equity Risk Exposure:
Day Hagan Smart Butfer ETF	$13,690	$433,832	$1,287,689	$(418,751)

(a)	These are included with realized gains (losses) from investment transactions on the Statements of Operations.

(b)	These are included with change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

E. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex -dividend date. For the Day Hagan Smart Sector ETF, Day Hagan Smart Sector International ETF and Day Hagan Smart Butfer ETF, dividends from net investment income, if any, are declared and paid annually. For the Day Hagan Smart Sector Fixed Income ETF, dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may ditfer from GAAP. These “book/tax” ditferences are considered either temporary or permanent in nature. To the extent these ditferences are permanent in nature (e.g., distributions and income received from pass-through investments, ditfering treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary ditferences do not require reclassification. Temporary ditferences are primarily due to wash sales and ditfering treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

F. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, an open-end management investment company managed by Rational Advisors, Inc. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Donald L. Hagan, LLC, doing business as Day Hagan Asset Management (the “Advisor”), serves as the Funds’ investment advisor pursuant to a Management Agreement. Subject at all times to the oversight of the Board, the Advisor is responsible for the overall management of the Funds. The Trust has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Fund to operate. Day Hagan Smart Sector ETF, Day

Hagan Smart Sector Fixed Income ETF and Day Hagan Smart Sector International ETF pay 0.68%, while Day Hagan Smart Butfer ETF pays 0.65% of its average daily net assets, computed daily and paid monthly, for advisory services they receive from the Advisor. These fees are each structured as a “Unified Fee,” pursuant to which the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Funds, and the cost of printing and delivering to shareholders prospectuses and reports), except the Funds’ Advisory fee; taxes; brokerage commissions and trading costs; interest expense (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non-routine or extraordinary expenses of the Funds (such as litigation or reorganizational costs), each of which is paid by the Funds. The Advisor’s Unified Fee is designed to cause substantially all of each Fund’s expenses to be paid and to compensate the Advisor for providing services for the Funds.

B. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b- 1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, each Fund may pay a 12b-1 fee not to exceed 0.25% per year of its average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2025, were as follows:

Fund	Purchases	Sales
Day Hagan Smart Sector ETF	$574,726,005	$570,897,496
Day Hagan Smart Sector Fixed Income ETF	46,767,019	47,094,228
Day Hagan Smart Sector International ETF	115,691,764	115,501,575
Day Hagan Smart Butfer ETF	—	—

14 | Annual Financial Statements and Additional Information

Notes to Financial Statements (Continued)

Purchases and sales of in-kind transactions for the period ended April 30, 2025, were as follows:

Fund	Purchases	Sales
Day Hagan Smart Sector ETF	$447,464,502	$568,720,688
Day Hagan Smart Sector Fixed Income ETF	12,162,217	15,846,750
Day Hagan Smart Sector International ETF	27,036,399	25,140,835
Day Hagan Smart Butfer ETF	34,812,890	2,258,940

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended April 30, 2025, the Funds did not incur any interest or penalties. The tax year end for the Funds is April 30.

As of April 30, 2025, the tax cost of securities including written options and the breakdown of unrealized appreciation (depreciation) were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Day Hagan Smart Sector ETF	$533,262,398	$16,298,196	$(7,571,256)	$8,726,940
Day Hagan Smart Sector Fixed Income ETF	35,871,358	547,801	(74,699)	473,102
Day Hagan Smart Sector International ETF	35,441,228	2,354,118	(475,186)	1,878,932
Day Hagan Smart Butfer ETF	34,000,337	1,287,689	(2,408,201)	(1,120,512)

The ditferences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to basis adjustments for wash sales.

The tax character of distributions paid during the period ended April 30, 2025, were as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Total Distributions
Fund	Income	Capital Gains	Distributions	Paid
Day Hagan Smart Sector ETF	$4,164,342	$—	$4,164,342	$4,164,342
Day Hagan Smart Sector Fixed Income ETF	1,365,767	—	1,365,767	1,365,767
Day Hagan Smart Sector International ETF	931,752	—	931,752	931,752
Day Hagan Smart Butfer ETF	—	—	—	—

The tax character of distributions paid during the tax year ended April 30, 2024, were as follows:

	Distributions paid from
	Ordinary	Net Long-Term	Total Taxable	Total Distributions
Fund	Income	Capital Gains	Distributions	Paid
Day Hagan Smart Sector ETF	$6,561,676	$—	$6,561,676	$6,561,676
Day Hagan Smart Sector Fixed Income ETF	1,602,126	—	1,602,126	1,602,126
Day Hagan Smart Sector International ETF	783,250	—	783,250	783,250

Annual Financial Statements and Additional Information | 15

Notes to Financial Statements (Continued)

As of April 30, 2025, the components of distributed earnings (loss) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated		Unrealized	Total
	Ordinary	Long Term	Distributed	Capital and		Appreciation	Distributed
Fund	Income	Capital Gains	Earnings	Other Losses		(Depreciation)	Earnings (Loss)
Day Hagan Smart Sector ETF	$442,663	$—	$442,663	$(94,617,811)		$8,726,940	$(85,448,208)
Day Hagan Smart Sector Fixed Income ETF	86,935	—	86,935	(4,557,881)		473,102	(3,997,844)
Day Hagan Smart Sector International ETF	—	—	—	(2,450,073)		1,878,932	(571,141)
Day Hagan Smart Butfer ETF	496,579	—	496,579	(2,771	) (a)	(1,120,512)	(626,704)

(a)	Includes a straddle loss deferral in the amount of $2,771.

Permanent Tax Differences:

As of the period ended April 30, 2025, the following reclassifications relating primarily to redemptions in-kind and taxable overdistributions have been made to increase (decrease) such accounts with otfsetting adjustments as indicated.

	Total Distributable	Paid-In
Fund	Earnings (Loss)	Capital
Day Hagan Smart Sector ETF	$(59,278,461)	$59,278,461
Day Hagan Smart Sector Fixed Income ETF	(294,336)	294,336
Day Hagan Smart Sector International ETF	(1,444,138)	1,444,138
Day Hagan Smart Butfer ETF	64,800	(64,800)

Temporary tax ditferences (e.g. wash sales) do not require a reclassification.

Under current tax law, certain ordinary losses arising after December 31 of a Fund’s tax year may be deferred and treated as occurring on the first business day of the following tax year for tax purposes. The following Fund’s deferred losses are as follows:

Late Year
Fund	Ordinary Loss Deferrals
Day Hagan Smart Sector International ETF	$76,873

As of April 30, 2025, Day Hagan Smart Sector ETF utilized capital loss carryforwards (“CLCF”) of $764,778 to offset capital gains. The Funds have a net CLCF as summarized in the table below. This CLCF is not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Day Hagan Smart Sector ETF	$91,433,011	$3,184,800	$94,617,811
Day Hagan Smart Sector Fixed Income ETF	3,440,177	1,117,704	4,557,881
Day Hagan Smart Sector International ETF	2,351,724	21,476	2,373,200
Day Hagan Smart Butfer ETF	—	—	—

(7) Segment Reporting

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. Adoption of the new standard impacted financial statement disclosures only and did not atfect the Funds’ financial position or their results of operations. Subject to the oversight and, when applicable, approval of the Board, the Funds’ Advisor acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long- term strategic asset allocation are determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

(8) Underlying Fund Investments

The ETFs in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds.

As of April 30, 2025, 25.03% of the Day Hagan Smart Sector ETF’s net assets were invested in the iShares Core S&P 500 ETF. 25.06% of the Day Hagan Smart Sector Fixed Income ETF’s net assets were invested in the SPDR Portfolio Mortgage Backed Bond ETF. 91.63% of the Day Hagan Smart Butfer ETF’s net assets were invested in the SPDR S&P 500 ETF Trust. The financial statements of the iShares Core S&P 500 ETF, SPDR Portfolio Mortgage Backed Bond ETF, and the SPDR S&P 500 ETF Trust, including their portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with these financial statements.

(9) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2025.

16 | Annual Financial Statements and Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of Strategy Shares

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the funds listed below (the “Funds”), each a series of Strategy Shares, as of April 30, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Day Hagan Smart Sector ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023 2022, and 2021
Day Hagan Smart Sector Fixed Income ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, and 2023, and for the period September 28, 2021 (commencement of operations) through April 30, 2022
Day Hagan Smart Sector International ETF	For the year ended April 30, 2025	For the years ended April 30, 2025, and 2024	For the years ended April 30, 2025, and 2024, and for the period June 30, 2022 (commencement of operations) through April 30, 2023
Day Hagan Smart Butfer ETF	For the period February 13, 2025 (commencement of operations) through April 30, 2025	For the period February 13, 2025 (commencement of operations) through April 30, 2025	For the period February 13, 2025 (commencement of operations) through April 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 26, 2025

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4535 FAX | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Annual Financial Statements and Additional Information | 17

Additional Information

Other Federal Income Tax Information (Unaudited)

During the tax year ended April 30, 2025, the following percentages of the total ordinary income distributions paid by the Funds qualifies for the distributions received deduction available to corporate shareholders.

Distributions Received Deduction
Day Hagan Smart Sector ETF	100.00%

During the tax year ended April 30, 2025, the percentage of Qualified Dividend Income is as follows:

Qualified Dividend Income
Day Hagan Smart Sector ETF	100.00%
Day Hagan Smart Sector International ETF	53.09%

During the tax year ended April 30, 2025, the following Funds designated the maximum amount allowable as interest-related dividends for certain non-U.S. resident investors:

Qualified Interest Income
Day Hagan Smart Sector ETF	0.01%
Day Hagan Smart Sector Fixed Income ETF	80.49%

The Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on April 30, 2025, are as follows:

	Foreign Source Income	Foreign Tax Expense
Day Hagan Smart Sector Fixed Income ETF	$0.03	$ —
Day Hagan Smart Sector International ETF	0.67	0.09

The pass-through of the foreign tax credit will only atfect those persons who are shareholders on the dividend record date in December 2025. These shareholders will receive more detailed information along with their 2025 Form 1099-DIV.

Foreign Tax Credit Pass Through
Day Hagan Smart Sector Fixed Income ETF	$164
Day Hagan Smart Sector International ETF	116,904

18 | Annual Financial Statements and Additional Information

Items 8-10 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Because the Advisor has agreed in the Management Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee for services to the Funds from the Advisor’s investment advisory fees.

Annual Financial Statements and Additional Information | 19

Item 11. Statement Regarding Basis for Approval of Investment Advisor Contract. (Unaudited)

Renewal of the Management Agreement between Strategy Shares (the “Trust”) and Day Hagan Asset Management (“Day Hagan”) with respect to Day Hagan Smart Sector ETF (formerly Day Hagan/Ned Davis Research Smart Sector ETF) (the “Day Hagan ETF”), Day Hagan Smart Sector Fixed Income ETF (formerly Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF) (the “Day Hagan Income ETF”), and Day Hagan Smart Sector International ETF (formerly Day Hagan/ Ned Davis Research Smart Sector International ETF) (the “Day Hagan International ETF”) (each an “Active Day Hagan-Advised ETF” or “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the Trust held on December 4, 2024, and continued on December 16, 2024, the Board, a majority of which was composed of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust, discussed the renewal of the management agreement between the Trust and Day Hagan with respect to the Active Day Hagan-Advised ETFs (the “Day Hagan Active ETF Management Agreement”).

In connection with the Board’s consideration of the renewal of the Day Hagan Active ETF Management Agreement, as required by Section 15(c) of the 1940 Act, the Board requested and received due diligence materials prepared by Day Hagan (the “Day Hagan 15(c) Response”) and considered the information presented at Board meetings throughout the year. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in evaluating the Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided for the Active Day Hagan- Advised ETFs with respect to the approval of the Agreement and were not the result of any one factor. Moreover, each Trustee might have atforded ditferent weight to the various factors in reaching his conclusions with respect to the Agreement.

Review of Day Hagan 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Day Hagan provided to the Active Day Hagan ETFs pursuant to the Day Hagan Active ETF Management Agreement. The Board reviewed information concerning Day Hagan’s resources, personnel, and business operations. The Board considered Day Hagan’s oversight of each such Fund’s investment strategy, including fair valuation. The Board reviewed Day Hagan’s Form ADV. The Board discussed the financial health of Day Hagan and reviewed its balance sheet. The Board reviewed Day Hagan’s compliance program, including its business continuity and cybersecurity programs.

Performance. The Board reviewed the performance of each Active Day Hagan ETF relative to its peer group, Morningstar category, and benchmark index for various periods ended September 30, 2024.

Day Hagan ETF. The Fund underperformed its benchmark, the S&P 500 Index, and the Morningstar Large Blend category for the one-and three-year, and since-inception (January 17, 2020) periods. The Fund outperformed its peer group for the three-year period, and underperformed for the one-year and since-inception periods.

Day Hagan Income ETF. The Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period, and underperformed for the since-inception (September 29, 2021) period. The Fund underperformed its peer group and the Morningstar Nontraditional Fixed Income category for the one-year and since-inception periods.

Day Hagan International ETF. The Fund outperformed its benchmark, the MSCI ACWI ex USA Index, its peer group, and the Morningstar Foreign Large Blend category for the since-inception (July 1, 2022) period, and underperformed each such metric for the one-year period.

Fees and Expenses. The Board compared each Active Day Hagan ETF’s unitary management fee to the average expense ratios of its peer group and Morningstar category. The Board noted that each such Fund’s unitary management fee was 0.68% of its average daily net assets, and pays all the routine expenses of each such Fund, except for management fees, Rule 12b-1 expenses, brokerage commissions and trading costs, short sale dividends and interest expenses, acquired fund fees and expenses, and extraordinary expenses.

Day Hagan ETF. The Fund’s unitary management fee and net expense ratio were higher than the median and average advisory fees and expense ratios of the peer group and Morningstar Large Blend category, but within the ranges of both, even when factoring in acquired fund fees and expenses. The fees and expenses were considered higher due to the research and investment analysis associated with the investment model and acquired fund fees and expenses.

20 | Annual Financial Statements and Additional Information

Item 11. Statement Regarding Basis for Approval of Investment Advisor Contract. (Unaudited) (Continued)

Day Hagan Income ETF. The Fund’s unitary management fee and net expense ratio were lower than the median and average advisory fees and expense ratios of the peer group and the median and average expense ratios of the Morningstar Nontraditional Fixed Income category, although higher than the median and average advisory fees of the Morningstar category but within the range advisory fees. The research and investment analysis associated with the investment model and acquired fund fees and expenses were considered in the analysis of fees and expenses.

Day Hagan International ETF. The Fund’s unitary management fee was higher than the median and average advisory fees and expense ratios of the peer group, although equal to the average expense ratio of the peer group. When factoring in acquired fund fees and expenses, the Fund’s net expense ratio was the highest of the peer group. The Fund’s unitary management fee and net expense ratio were higher than the median and average advisory fees and net expenses of the Morningstar Foreign Large Blend category, but within the ranges of both. The fees and expenses were considered higher due to the research and investment analysis associated with the investment model and acquired fund fees and expenses.

Profitability. A profitability analysis from Day Hagan demonstrated that Day Hagan realized a profit in connection with its management of the Day Hagan ETF and realized losses in connection with its management of the Day Hagan Fixed Income ETF and Day Hagan International ETF.

“Fall-out” Benefits. The Board considered fall-out benefits that Day Hagan received from its relationship with the Active Day Hagan ETFs.

Economies of Scale. The Board considered whether Day Hagan was sharing economies of scale with the Active Day Hagan ETFs. The Board determined to revisit the matter of economies of scale as each such Fund’s assets increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Day Hagan Active ETF Management Agreement. In connection with its deliberations, the Board reviewed materials prepared by Day Hagan and considered information presented at Board meetings throughout the year. Having requested, reviewed, and discussed in depth such information from Day Hagan as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded the renewal of the Agreement was in the best interest of each Active Day Hagan ETF and its shareholders.

Annual Financial Statements and Additional Information | 21

Item 11. Statement Regarding Basis for Approval of Investment Advisor Contract. (Unaudited) (Continued)

Approval of the Management Agreement between Strategy Shares (the “Trust”) and Day Hagan Asset Management (“Day Hagan”) with respect to Day Hagan Smart Buffer ETF

At a meeting of the Board of Trustees (the “Board”) of the Trust held on February 7, 2025, the Board, a majority of which was composed of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust, discussed the approval of the management agreement between the Trust and Day Hagan with respect to Day Hagan Smart Butfer ETF (the “Day Hagan Smart Butfer Management Agreement”).

In connection with the Board’s consideration of the approval of the Day Hagan Smart Butfer Management Agreement, as required by Section 15(c) of the 1940 Act, the Board requested and received due diligence materials prepared by Day Hagan (the “Day Hagan 15(c) Response”). The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in evaluating the Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided for Day Hagan Smart Butfer ETF (also, the “Fund”) with respect to the approval of the Agreement and were not the result of any one factor. Moreover, each Trustee might have atforded ditferent weight to the various factors in reaching his conclusions with respect to the Agreement.

Review of Day Hagan 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Day Hagan would provide to Day Hagan Smart Butfer ETF pursuant to the Day Hagan Smart Butfer Management Agreement. The Board reviewed information concerning Day Hagan’s current resources, personnel, and business operations. The Board considered Day Hagan’s oversight of the Fund’s investment strategy, including derivative risk management and fair valuation. The Board reviewed Day Hagan’s Form ADV. The Board discussed the financial health of Day Hagan and reviewed its balance sheet. The Board reviewed Day Hagan’s compliance program, including its business continuity and cybersecurity programs.

Performance. The Board noted that the principal investment strategy of Day Hagan Smart Butfer ETF was similar to that used to manage a composite of separately managed accounts that outperformed the Bloomberg U.S. Aggregate Bond Index for the one-, three-, five- and ten-year periods ended December 31, 2024, and underperformed the Fund’s peer group and Morningstar US Derivative Income category averages for the same periods.

Fees and Expenses. The Board reviewed the proposed unified management fee under which Day Hagan would pay all the routine expenses of Day Hagan Smart Butfer ETF, except for the management fee, Rule 12b-1 expenses, brokerage commissions and trading costs, short sale dividends and interest expenses, acquired fund fees and expenses, and extraordinary expenses. The Board considered that the Fund’s unitary management fee was lower than the median advisory fees of its peer group and Morningstar US Derivative Income category, higher than the average advisory fees of the peer group but lower than the average advisory fees for the Morningstar category, and lower than the net expenses of both the peer group and Morningstar category.

Profitability. A profitability analysis from Day Hagan demonstrated that Day Hagan expected that it would realize profits in the first two years of managing Day Hagan Smart Butfer ETF.

“Fall-out” Benefits. The Board considered fall-out benefits that Day Hagan expected to receive from its relationship with Day Hagan Smart Butfer ETF.

Economies of Scale. The Board considered whether Day Hagan expected to share economies of scale Day Hagan Smart Butfer ETF. The Board determined to revisit the matter of economies of scale as the Fund’s assets increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the approval of the Day Hagan Smart Butfer Management Agreement with respect to Day Hagan Smart Butfer ETF. In connection with its deliberations, the Board reviewed materials prepared by Day Hagan. Having requested, reviewed, and discussed in depth such information from Day Hagan as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Agreement was in the best interest of the Fund and its prospective shareholders.

22 | Annual Financial Statements and Additional Information

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24 | Annual Financial Statements and Additional Information

Annual Financial Statements and Additional Information

Eventide High Dividend ETF (ELCV) Eventide US Market ETF (EUSM)

APRIL 30 , 2025

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Eventide High Dividend ETF	April 30, 2025

Portfolio of Investments

Shares		Value
Common Stocks — 98.1%
Consumer Discretionary — 5.7%
12,580	Home Depot, Inc. (The)	$4,534,964
3,960	Lowe’s Cos, Inc.	885,298
		5,420,262
Energy — 22.5%
132,356	Enbridge, Inc.	6,179,701
36,612	EQT Corp.	1,810,097
42,386	Exxon Mobil Corp.	4,477,233
14,869	ONEOK, Inc.	1,221,637
31,289	Pembina Pipeline Corp.	1,195,240
5,493	Targa Resources Corp.	938,754
93,996	Williams Cos., Inc. (The)	5,505,346
		21,328,008
Financials — 6.3%
8,786	Aflac, Inc.	954,862
3,831	American Express Co.	1,020,617
142,219	Huntington Bancshares, Inc.	2,066,442
6,840	Progressive Corp. (The)	1,927,102
		5,969,023
Health Care — 5.8%
11,104	Amgen, Inc.	3,230,376
69,678	Royalty Pharma plc, Class A	2,286,832
		5,517,208
Industrials — 9.2%
20,874	Fastenal Co.	1,690,168
4,117	GE Vernova, Inc.	1,526,666
3,643	Trane Technologies plc	1,396,398
11,819	Union Pacific Corp.	2,548,886
6,425	Waste Management, Inc.	1,499,338
		8,661,456
Shares		Value
Common Stocks — 98.1% - (Continued)
Information Technology — 7.1%
4,815	Broadcom, Inc.	$926,743
1,894	Intuit, Inc.	1,188,428
2,155	KLA Corp.	1,514,297
13,023	Lam Research Corp.	933,358
7,085	SAP SE ADR	2,070,166
		6,632,992
Materials — 3.4%
2,209	Air Products and Chemicals, Inc.	598,838
39,816	International Paper Co.	1,818,795
1,918	Linde plc	869,295
		3,286,928
Real Estate — 12.5%
18,623	American Tower Corp.	4,197,810
14,787	Equity LifeStyle Properties, Inc.	957,902
40,745	Equity Residential	2,862,744
37,912	Prologis, Inc.	3,874,606
		11,893,062
Utilities — 25.6%
7,235	American Water Works Co., Inc.	1,063,617
13,132	CMS Energy Corp.	967,172
4,626	Constellation Energy Corp.	1,033,633
22,600	Duke Energy Corp.	2,757,652
56,201	Entergy Corp.	4,674,237
30,758	Public Service Enterprise Group, Inc.	2,458,487
68,548	Southern Co. (The)	6,298,877
8,629	Vistra Corp.	1,118,577
36,492	WEC Energy Group, Inc.	3,996,604
		24,368,856
Total Common Stocks (Cost $92,252,336)		$93,077,795
Total Investments — 98.1% (Cost $92,252,336)		$93,077,795
Other Assets less Liabilities — 1.9%		1,803,160

Net Assets — 100.0%		$94,880,955

ADR — American Depositary Receipt

PLC — Public Liability Company

(See notes which are an integral part of the Financial Statements)

Annual Financial Statements and Additional Information | 1

Eventide US Market ETF	April 30, 2025

Portfolio of Investments

Shares		Value
Common Stocks — 99.4%
Communication Services — 0.2%
2,180	Trade Desk, Inc. (The), Class A †	$116,913
		116,913
Consumer Discretionary — 8.5%
2,146	Autoliv, Inc.	200,072
2,877	CarMax, Inc. †	186,056
1,605	Cava Group, Inc. †	148,350
3,501	Chewy, Inc., Class A †	131,288
705	D.R. Horton, Inc.	89,070
812	Deckers Outdoor Corp. †	89,994
2,104	Garmin, Ltd.	393,175
3,139	Global-e Online, Ltd. †	112,721
639	Group 1 Automotive, Inc.	257,920
2,457	Home Depot, Inc. (The)	885,723
532	KB Home	28,744
810	Lithia Motors, Inc.	237,136
2,870	Lowe’s Cos, Inc.	641,616
10,908	Magna International, Inc. ADR	379,162
534	Mobileye Global, Inc., Class A †	7,786
889	Pool Corp.	260,601
15,394	VF Corp.	182,881
9,539	Wayfair, Inc., Class A †	287,696
		4,519,991
Consumer Staples — 2.4%
1,894	BellRing Brands, Inc. †	146,103
19,587	Kenvue, Inc.	462,253
3,218	Lamb Weston Holdings, Inc.	169,943
6,822	McCormick & Co., Inc.	522,974
		1,301,273
Energy — 3.9%
520	Antero Midstream Corp.	8,606
975	Cheniere Energy, Inc.	225,332
1,246	Coterra Energy, Inc.	30,602
8,812	Enbridge, Inc.	411,433
1,618	EOG Resources, Inc.	178,514
9,343	Exxon Mobil Corp.	986,902
1,138	ONEOK, Inc.	93,498
527	Pembina Pipeline Corp.	20,131
2,785	Williams Cos., Inc. (The)	163,117
528	Woodside Energy Group, Ltd. ADR	6,838
		2,124,973
Financials — 15.2%
517	Adyen N.V. ADR †	8,339
5,309	Aflac, Inc.	576,981
2,526	American Express Co.	672,952
1,727	Arthur J. Gallagher & Co.	553,832
3,136	Brown & Brown, Inc.	346,842
524	FactSet Research Systems, Inc.	226,483
18,283	First Horizon Corp.	330,557
1,983	Houlihan Lokey, Inc.	321,405
40,958	Huntington Bancshares, Inc.	595,120
1,232	Jack Henry & Associates, Inc.	213,666
10,799	MGIC Investment Corp.	269,004
1,215	Moody’s Corp.	550,541
699	MSCI, Inc.	381,032
7,597	Nasdaq, Inc.	578,967
2,676	Pinnacle Financial Partners, Inc.	268,242
2,370	Progressive Corp. (The)	667,723
534	Remitly Global, Inc. †	10,797
527	RLI Corp.	39,003
Shares		Value
Common Stocks — 99.4% - (Continued)
Financials — 15.2% (Continued)
1,307	S&P Global, Inc.	$653,564
2,972	Selective Insurance Group, Inc.	259,248
11,784	Synovus Financial Corp.	510,483
878	Toast, Inc., Class A †	31,239
1,567	Tradeweb Markets, Inc., Class A	216,716
		8,282,736
Health Care — 11.2%
528	Align Technology, Inc. †	91,502
878	Alkermes plc †	25,260
532	Alnylam Pharmaceuticals, Inc. †	140,044
2,262	Amgen, Inc.	658,061
6,898	Boston Scientific Corp. †	709,597
519	Bruker Corp.	20,791
613	Cytokinetics, Inc. †	26,261
2,039	Doximity, Inc., Class A †	115,978
3,165	Edwards Lifesciences Corp. †	238,926
1,034	Eli Lilly & Co.	929,515
619	Encompass Health Corp.	72,417
514	Guardant Health, Inc. †	24,276
520	Insmed, Inc. †	37,440
1,161	Intuitive Surgical, Inc. †	598,844
7,461	Medtronic plc	632,394
515	PTC Therapeutics, Inc. †	25,668
16,634	Royalty Pharma plc, Class A	545,928
516	Sarepta Therapeutics, Inc. †	32,198
794	STERIS plc	178,444
956	Ultragenyx Pharmaceutical, Inc. †	37,265
522	Vaxcyte, Inc. †	18,708
1,558	Veeva Systems, Inc., Class A †	364,089
531	Verona Pharma plc ADR †	38,269
2,986	Zoetis, Inc.	467,010
		6,028,885
Industrials — 17.6%
5,546	ABB, Ltd. ADR	291,775
14,744	Atlas Copco AB, Class A ADR	228,089
6,841	Copart, Inc. †	417,506
529	Core & Main, Inc., Class A †	27,868
3,698	Emerson Electric Co.	388,697
2,461	ExlService Holdings, Inc. †	119,309
4,498	Fastenal Co.	364,203
2,722	Ferguson Enterprises, Inc.	461,814
706	GE Vernova, Inc.	261,799
603	Generac Holdings, Inc. †	68,971
533	Graco, Inc.	43,498
528	GXO Logistics, Inc. †	19,135
619	IDEX Corp.	107,687
2,383	Illinois Tool Works, Inc.	571,706
513	Nextracker, Inc., Class A †	20,833
528	nVent Electric plc	28,992
1,219	Old Dominion Freight Line, Inc.	186,848
5,685	Otis Worldwide Corp.	547,295
3,771	Paychex, Inc.	554,789
881	Paycom Software, Inc.	199,450
1,144	Pentair plc	103,796
523	Quanta Services, Inc.	153,077
2,290	Republic Services, Inc.	574,218
957	Rockwell Automation, Inc.	237,030
2,204	Rollins, Inc.	125,915

(See notes which are an integral part of the Financial Statements)

2 | Annual Financial Statements and Additional Information

Eventide US Market ETF (Continued)	April 30, 2025

Portfolio of Investments

Shares		Value
Common Stocks — 99.4% - (Continued)
Industrials — 17.6% (Continued)
805	Snap-on, Inc.	$252,617
6,885	SS&C Technologies Holdings, Inc.	520,506
1,582	Trane Technologies plc	606,396
2,367	UL Solutions, Inc., Class A	135,369
2,787	Union Pacific Corp.	601,045
1,844	Verisk Analytics, Inc.	546,617
2,635	Waste Management, Inc.	614,903
1,582	Xylem, Inc.	190,742
		9,572,495
Information Technology — 28.6%
2,506	Advanced Micro Devices, Inc. †	243,959
4,007	Arista Networks, Inc. †	329,656
6,035	Broadcom, Inc.	1,161,556
1,758	Cadence Design Systems, Inc. †	523,427
1,741	CDW Corp.	279,535
2,482	Ciena Corp. †	166,691
1,238	Confluent, Inc., Class A †	29,477
800	Crowdstrike Holdings, Inc., Class A †	343,096
547	CyberArk Software, Ltd. †	192,632
1,864	Datadog, Inc., Class A †	190,426
3,656	Dell Technologies, Inc., Class C	335,475
3,496	Docusign, Inc. †	285,798
3,167	Dynatrace, Inc. †	148,754
4,826	Fortinet, Inc. †	500,746
612	Gartner, Inc. †	257,701
15,627	Gen Digital, Inc.	404,270
1,042	Gitlab, Inc., Class A †	48,630
532	HubSpot, Inc. †	325,318
1,137	Intuit, Inc.	713,433
618	KLA Corp.	434,262
4,466	Lam Research Corp.	320,078
522	Lattice Semiconductor Corp. †	25,541
787	Manhattan Associates, Inc. †	139,606
3,018	Micron Technology, Inc.	232,235
796	Monday.com, Ltd. †	223,668
815	MongoDB, Inc. †	140,319
1,318	Motorola Solutions, Inc.	580,434
1,852	NetApp, Inc.	166,217
1,813	Nutanix, Inc., Class A †	124,553
24,857	NVIDIA Corp.	2,707,425
1,043	NXP Semiconductors N.V.	192,236
2,490	Okta, Inc. †	279,278
2,798	Palo Alto Networks, Inc. †	523,030
884	Roper Technologies, Inc.	495,111
611	ServiceNow, Inc. †	583,511
1,160	Shopify, Inc., Class A †	110,200
2,238	Skyworks Solutions, Inc.	143,859
1,323	Synopsys, Inc. †	607,270
1,346	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	224,365
533	Tyler Technologies, Inc. †	289,579
1,558	Workday, Inc., Class A †	381,710
		15,405,067
Shares		Value
Common Stocks — 99.4% - (Continued)
Materials — 4.8%
958	Air Products and Chemicals, Inc.	$259,704
2,190	Ecolab, Inc.	550,632
515	Element Solutions, Inc.	10,511
5,897	International Paper Co.	269,375
1,580	Linde plc	716,104
1,064	Packaging Corp. of America	197,489
797	PPG Industries, Inc.	86,761
1,226	Sherwin-Williams Co. (The)	432,680
538	Steel Dynamics, Inc.	69,784
		2,593,040
Real Estate — 1.7%
1,303	American Tower Corp.	293,709
5,272	Compass, Inc., Class A †	40,700
1,457	Equity Residential	102,369
4,953	Prologis, Inc.	506,197
		942,975
Utilities — 5.3%
4,390	AES Corp. (The)	43,900
5,408	American Electric Power Co., Inc.	585,903
526	American Water Works Co., Inc.	77,327
952	Dominion Energy, Inc.	51,770
1,311	Duke Energy Corp.	159,968
2,101	Entergy Corp.	174,740
7,082	NextEra Energy, Inc.	473,644
3,568	NiSource, Inc.	139,544
1,484	NRG Energy, Inc.	162,617
788	Public Service Enterprise Group, Inc.	62,985
4,161	Sempra	309,038
6,810	Southern Co. (The)	625,771
530	Vistra Corp.	68,704
		2,935,911
Total Common Stocks (Cost $54,762,643)		$53,824,259
Total Investments — 99.4% (Cost $54,762,643)		$53,824,259
Other Assets less Liabilities — 0.6%		347,254

Net Assets — 100.0%		$54,171,513

ADR — American Depositary Receipt

MSCI — Morgan Stanley Capital International

NV — Naamloze Vennootschap (Dutch Stock Company)

PLC — Public Liability Company

S&P — Standard and Poor’s

†	Non-income producing security

(See notes which are an integral part of the Financial Statements)

Annual Financial Statements and Additional Information | 3

Statements of Assets and Liabilities	April 30, 2025

	Eventide High	Eventide
	Dividend ETF	US Market ETF
Assets:
Investments, at value (Cost $92,252,336 and $54,762,643)	$93,077,795	$53,824,259
Cash and Cash Equivalents	1,094,152	338,231
Dividends and interest receivable	34,515	17,257
Receivable for investments sold	2,851,470	—
Receivable for capital shares issued	—	2,944,103
Total Assets	97,057,932	57,123,850
Liabilities:
Payable for investments purchased	2,141,861	2,937,168
Accrued expenses:
Advisory	35,116	15,169
Total Liabilities	2,176,977	2,952,337
Net Assets	$94,880,955	$54,171,513
Net Assets consist of:
Paid-in Capital	$100,455,224	$55,549,732
Total Distributable Earnings (Loss)	(5,574,269)	(1,378,219)
Net Assets	$94,880,955	$54,171,513

Net Assets:	$94,880,955	$54,171,513
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	3,950,000	2,300,000
Net Asset Value (offering and redemption price per share):	$24.02	$23.55

(See notes which are an integral part of the Financial Statements)

4 | Annual Financial Statements and Additional Information

Statements of Operations	For the Periods Indicated

	Eventide	Eventide
	High Dividend ETF	US Market ETF
	For the period	For the period
	September 30,	December 17,
	2024(a)	2024(a)
	through April 30,	through April 30,
	2025	2025
Investment Income:
Dividend income	$770,137	$150,544
Foreign tax withholding	(27,546)	(2,181)
Total Investment Income	742,591	148,363
Expenses:
Advisory	156,593	47,728
Total Net Expenses	156,593	47,728
Net Investment Income	585,998	100,635
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(6,431,982)	(454,335)
Net realized gains (losses) from in-kind transactions	91,164	—
Change in unrealized appreciation (depreciation) on investments	825,458	(938,384)
Net Realized and Unrealized Gains (Losses)	(5,515,360)	(1,392,719)
Change in Net Assets Resulting From Operations	$(4,929,362)	$(1,292,084)

(a)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

Annual Financial Statements and Additional Information | 5

Statements of Changes in Net Assets

	Eventide	Eventide
	High Dividend ETF	US Market ETF
	For the period	For the period
	September 30,	December 17,
	2024(a)	2024(a)
	through April 30,	through April 30,
	2025	2025
From Investment Activities:
Operations:
Net investment income	$585,998	$100,635
Net realized (losses) from investment and in-kind transactions	(6,340,818)	(454,335)
Change in unrealized appreciation (depreciation) on investments and in-kind transactions	825,458	(938,384)
Change in net assets resulting from operations	(4,929,362)	(1,292,084)
Distributions to Shareholders:
Total distributions	(554,405)	(86,135)
Change in net assets from distributions	(554,405)	(86,135)
Capital Transactions:
Proceeds from shares issued	101,590,221	55,549,732
Cost of shares redeemed	(1,225,499)	—
Change in net assets from capital transactions	100,364,722	55,549,732
Change in net assets	94,880,955	54,171,513
Net Assets:
Beginning of period	—	—
End of period	$94,880,955	$54,171,513
Share Transactions:
Issued	4,000,000	2,300,000
Redeemed	(50,000)	—
Change in shares	3,950,000	2,300,000

(a)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

6 | Annual Financial Statements and Additional Information

Financial Highlights

Ratio
									Ratio	Ratio of	of Net
			Net						of Net	Gross	Investment
			realized					Total	Expenses	Expenses	Income	Net
	Net Asset	Net	and		Distributions			return	to	to	(Loss) to	Assets
	Value,	investment	unrealized	Total from	from net		Net Asset	at Net	Average	Average	Average	at end of
	beginning	income	gains	investment	investment	Total	Value, end	Asset	Net	Net	Net	period	Portfolio
	of period	(loss)(a)	(losses)	activities	income	distributions	of period	Value(b)(c)	Assets(d)	Assets(d)	Assets(d)	(000’s)	turnover(b)(e)
Eventide High Dividend ETF
September 30, 2024(f) through April 30, 2025	$25.00	0.26	(1.05)	(0.79)	(0.19)	(0.19)	$24.02	(3.17)%	0.49%	0.49%	1.82%	$94,881	89%
Eventide US Market ETF
December 17, 2024(f) through April 30, 2025	$25.00	0.07	(1.47)	(1.40)	(0.05)	(0.05)	$23.55	(5.60)%	0.39%	0.39%	0.82%	$54,172	34%

(a)	Calculated using the average shares method.

(b)	Not annualized for periods less than one year.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to ditferences between the market price of the shares and the net asset value per share of the Fund.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover increases/decreases due to change within the portfolio holdings during the period.

(f)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

Annual Financial Statements and Additional Information | 7

Notes to Financial Statements	April 30, 2025

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open- end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust otfers its Shares in nine separate series. The accompanying Financial Statements relate to the following series: Eventide High Dividend ETF (ELCV) and Eventide US Market ETF (EUSM). The Funds are diversified, actively-managed exchange -traded funds. The investment objective of the Eventide High Dividend ETF is to seek income, income growth and long term capital appreciation. The investment objective of the Eventide US Market ETF is to seek long-term capital appreciation. The Funds’ prospectus provides a description of each Fund’s investment objective, policies, and strategies. The assets of each Fund in the Trust are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

The Eventide High Dividend ETF commenced operations September 30, 2024. The Eventide US Market ETF commenced operations December 17, 2024.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be ditferent from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of shares, or multiples thereof, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies including Accounting Standard Update 2013 -08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that atfect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could ditfer from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on the Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

8 | Annual Financial Statements and Additional Information

Notes to Financial Statements (Continued)

The following table provides the fair value measurement as of April 30, 2025.

		Total
Fund	Level 1	Investments
Eventide High Dividend ETF
Common Stocks	$93,077,795	$93,077,795
Total Investments	$93,077,795	$93,077,795

Eventide US Market ETF
Common Stocks	53,824,259	53,824,259
Total Investments	$53,824,259	$53,824,259

For the period ended April 30, 2025, there were no Level 2 or Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers into or out of Level 3 during the period.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the etfective interest method. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Funds is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $ 250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. Distributions are recorded on the ex -dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually.

The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may ditfer from GAAP. These “book/tax” ditferences are considered either temporary or permanent in nature. To the extent these ditferences are permanent in nature (e.g., distributions and income received from pass-through investments, ditfering treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary ditferences do not require reclassification. Temporary ditferences are primarily due to wash sales and ditfering treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs are initially recorded as dividend income and, to the extent such distributions represent a return of capital or a capital gain for tax purposes, they are reclassified when such information becomes available.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, an open-end management investment company managed by Rational Advisors, Inc. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Eventide Asset Management, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to an Investment Advisory agreement. Subject at all times to the oversight of the Board, the Advisor is responsible for the overall management of the Funds. The Trust has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. Eventide US Market ETF and Eventide High Dividend ETF pay 0.39% and 0.49%, respectively, of their average daily net assets, computed daily and paid monthly, for advisory services they receive from the advisor. These fees are each structured as a “Unified Fee,” pursuant to which the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Funds, and the cost of printing and delivering to shareholders prospectuses and reports), except the Funds’ Advisory fee; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or the Fund) and any fees, costs or expenses payable by the Trust of the Fund pursuant to indemnification obligations to which the Trust or the Fund may be subject (pursuant to contract or otherwise) and non-routine or extraordinary expenses of the Fund (such as reorganizational costs). The Advisor’s Unified Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds.

B. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and

Annual Financial Statements and Additional Information | 9

Notes to Financial Statements (Continued)

educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of its average daily net assets. No 12b- 1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, from commencement of operations through the period ended April 30, 2025, were as follows:

Fund	Purchases	Sales
Eventide High Dividend ETF(a)	$50,405,904	$50,606,884
Eventide US Market ETF(b)	10,475,179	10,565,533

Purchases and sales of in-kind transactions from commencement of operations through the period ended April 30, 2025, were as follows:

Fund	Purchases	Sales
Eventide High Dividend ETF(a)	$100,014,442	$1,211,207
Eventide US Market ETF(b)	55,307,355	—

(a)	Commencement of operations, 9/30/24

(b)	Commencement of operations, 12/17/24

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of the Funds are not redeemable. Transactions in shares for the Funds are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in -kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for the Funds are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more -likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended April 30, 2025, the Funds did not incur any interest or penalties. The tax year end for the Funds is April 30.

As of April 30, 2025, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Eventide High Dividend ETF	$93,662,979	$3,534,887	$(4,120,071)	$(585,184)
Eventide US Market ETF	54,889,149	—	(1,064,890)	(1,064,890)

The ditferences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to basis adjustments for wash sales and the tax treatment of Passive Foreign Investment Companies.

The tax character of distributions paid during the period ended April 30, 2025, were as follows:

	Distributions paid from
	Ordinary	Net Long-Term	Total Taxable	Total Distributions
Fund	Income	Capital Gains	Distributions	Paid
Eventide High Dividend ETF	$554,405	$—	$554,405	$554,405
Eventide US Market ETF	86,135	—	86,135	86,135

As of April 30, 2025, the components of distributed earnings (loss) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long Term	Distributed	Capital and	Appreciation	Distributed
Fund	Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings (Loss)
Eventide High Dividend ETF	$382,109	$—	$382,109	$(5,371,194)	$(585,184)	$(5,574,269)
Eventide US Market ETF	74,576	—	74,576	(387,905)	(1,064,890)	(1,378,219)

10 | Annual Financial Statements and Additional Information

Notes to Financial Statements (Continued)

Permanent Tax Differences:

As of the period ended April 30, 2025, the following reclassifications relating primarily to redemptions in-kind have been made to increase (decrease) such accounts with otfsetting adjustments as indicated.

	Total Distributable	Paid-In
Fund	Earnings (Loss)	Capital
Eventide High Dividend ETF	$(90,502)	$90,502

Temporary tax ditferences (e.g. wash sales) do not require a reclassification.

As of April 30, 2025, the Funds have net capital loss carryforwards (“CLCF”) as summarized in the table below. These CLCFs are not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Eventide High Dividend ETF	$5,371,194	$—	$5,371,194
Eventide US Market ETF	387,905	—	387,905

(7) Segment Reporting

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. Adoption of the new standard impacted financial statement disclosures only and did not atfect the Funds’ financial position or their results of operations. Subject to the oversight and, when applicable, approval of the Board, the Funds’ Advisor acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation are determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

(8) Risks

Industry Concentration Risk. A fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments atfecting such industry or group of industries than a fund that invests its assets more broadly.

(9) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2025.

Annual Financial Statements and Additional Information | 11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of Strategy Shares

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Eventide High Dividend ETF and Eventide US Market ETF (the “Funds”), each a series of Strategy Shares, as of April 30, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights from commencement of operations (see table below) through April 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in net assets, and the financial highlights from commencement of operations (see table below) through April 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Commencement of Operations
Eventide High Dividend ETF	September 30, 2024
Eventide US Market ETF	December 17, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies managed by the advisor since 2023.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 26, 2025

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4535 FAX | cohencpa.com

Registered with the Public Company Accounting Oversight Board

12 | Annual Financial Statements and Additional Information

Additional Information	April 30, 2025 (Unaudited)

Other Federal Income Tax Information

During the tax year ended April 30, 2025, the following percentage of the total ordinary income distributions paid by the Funds qualifies for the distributions received deduction available to corporate shareholders:

Distributions Received
Deduction
Eventide High Dividend ETF	55.81%
Eventide US Market ETF	66.33%

During the tax year ended April 30, 2025, the percentage of Qualified Dividend Income is as follows:

Qualified
Dividend Income
Eventide High Dividend ETF	63.74%
Eventide US Market ETF	77.11%

Annual Financial Statements and Additional Information | 13

Items 8-10 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Because the Advisor has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee for services to the Fund from the Advisor’s investment advisory fees.

14 | Annual Financial Statements and Additional Information

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

Approval of the Investment Advisory Agreement between Strategy Shares (the “Trust”) and Eventide Asset Management, LLC (“Eventide”) with respect to Eventide US Market ETF

At a meeting of the Board of Trustees (the “Board”) of the Trust held on September 17, 2024, the Board, a majority of which was composed of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust, discussed the approval of the investment advisory agreement between the Trust and Eventide with respect to Eventide US Market ETF (the “Eventide US Market Investment Advisory Agreement”).

In connection with the Board’s consideration of the approval of the Eventide US Market Investment Advisory Agreement, as required by Section 15(c) of the 1940 Act, the Board requested and received due diligence materials prepared by Eventide (the “Eventide 15(c) Response”). The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in evaluating the Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided for Eventide US Market ETF with respect to the approval of the Agreement and were not the result of any one factor. Moreover, each Trustee might have atforded ditferent weight to the various factors in reaching his conclusions with respect to the Agreement.

Review of Eventide 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Eventide proposed to provide to Eventide US Market ETF pursuant to the Eventide US Market Investment Advisory Agreement. The Board reviewed information concerning Eventide’s resources, personnel, and business operations, as well as Eventide’s Form ADV. The Board discussed the financial health of Eventide and reviewed financial information provided by Eventide regarding its assets under management, sales growth, and other financial metrics. The Board reviewed Eventide’s compliance program, including its business continuity and cybersecurity programs. The Board considered that Eventide currently serves as the investment advisor to Eventide High Dividend ETF, a series of the Trust, and eight series of Mutual Fund Series Trust, an investment company affiliated with the Trust.

Performance. The Eventide 15(c) Response stated that the investment policies of Eventide US Market ETF represent a new investment strategy for Eventide and that the firm has not previously managed any fund, discretionary account, or composite with an investment objective or principal investment strategies comparable to those of Eventide US Market ETF.

Fees and Expenses. The Board reviewed the proposed unified management fee under which Eventide would pay all the routine expenses of Eventide US Market ETF, except for the management fee, Rule 12b-1 expenses, brokerage commissions and trading costs, short sale dividends and interest expenses, acquired fund fees and expenses, and extraordinary expenses. The Board considered that the estimated net expenses of Eventide US Market ETF were lower than the average net expenses of the peer group and the Morningstar U.S. Fund Large Blend category.

Profitability. A profitability analysis from Eventide demonstrated that Eventide expected to incur a substantial loss in the first year of managing Eventide US Market ETF and a slight loss in the second year.

“Fall-out” Benefits. The Board considered the fall-out benefits that Eventide expected to receive from its relationship with Eventide US Market ETF.

Economies of Scale. The Board considered whether Eventide expected to share economies of scale with Eventide US Market ETF. The Board determined to revisit the matter of economies of scale as the assets of Eventide US Market ETF increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the approval of the Eventide US Market Investment Advisory Agreement. In connection with its deliberations, the Board reviewed materials prepared by Eventide. Having requested, reviewed, and discussed in depth such information from Eventide as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Agreement was in the best interest of Eventide US Market ETF and its prospective shareholders.

Annual Financial Statements and Additional Information | 15

Annual Financial Statements and
Additional Information

Strategy Shares Gold Enhanced Yield ETF (GOLY)
(formerly, Strategy Shares Gold-Hedged Bond ETF)

Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)

APRIL 30, 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Strategy Shares Gold Enhanced Yield ETF	April 30, 2025

Portfolio of Investments*

Principal Amount		Value
Corporate Bonds — 82.4%
Communication Services — 7.0%
$1,452,000	Verizon Communications, Inc., 4.52%, 9/15/48	$1,207,510
1,233,000	Walt Disney Co. (The), 2.65%, 1/13/31	1,125,881
		2,333,391
Consumer Discretionary — 5.3%
1,058,000	Amazon.com, Inc., 1.50%, 6/03/30	929,674
782,000	Home Depot, Inc. (The), 5.88%, 12/16/36	832,756
		1,762,430
Consumer Staples — 10.9%
1,170,000	Anheuser-Busch Cos. LLC /Anheuser-Busch InBev Worldwide, Inc.,4.70%, 2/01/36	1,131,089
926,000	BAT Capital Corp., 3.56%, 8/15/27	908,907
966,000	Coca-Cola Co. (The), 1.38%, 3/15/31	822,788
874,000	Costco Wholesale Corp., 1.60%, 4/20/30	774,688
		3,637,472
Energy — 4.5%
874,000	Chevron Corp., 2.24%, 5/11/30	790,489
782,000	MPLX LP, 2.65%, 8/15/30	699,195
		1,489,684
Financials — 20.5%
368,000	Capital One Financial Corp., 3.80%, 1/31/28	360,959
1,150,000	Citigroup, Inc., 4.41%, 3/31/31	1,129,054
828,000	Fiserv, Inc., 3.50%, 7/01/29	789,153
1,150,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	980,175
1,104,000	JPMorgan Chase & Co., 4.49%, 3/24/31	1,096,480
920,000	MetLife, Inc., 4.55%, 3/23/30	929,577
414,000	Northern Trust Corp., 1.95%, 5/01/30	367,828
1,150,000	Wells Fargo & Co., 3.00%, 10/23/26	1,128,221
		6,781,447
Health Care — 7.7%
966,000	AbbVie, Inc., 3.20%, 11/21/29	920,770
736,000	Amgen, Inc., 2.20%, 2/21/27	709,773
920,000	CVS Health Corp., 4.30%, 3/25/28	913,026
		2,543,569
Industrials — 7.5%
1,012,000	Boeing Co. (The), 5.15%, 5/01/30	1,021,642
690,000	General Electric Co., 5.88%, 1/14/38	726,491
736,000	Southwest Airlines Co., 5.13%, 6/15/27	738,000
		2,486,133
Information Technology — 7.5%
828,000	Apple, Inc., 3.35%, 2/09/27	820,990
828,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27	821,968
874,000	Oracle Corp., 5.38%, 7/15/40	829,205
		2,472,163
Principal Amount		Value
Corporate Bonds — 82.4% — (Continued)
Materials — 2.7%
$690,000	Dow Chemical Co. (The), 3.60%, 11/15/50	$451,132
460,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	430,437
		881,569
Real Estate — 3.4%
1,196,000	Equinix, Inc., 3.20%, 11/18/29	1,125,209
		1,125,209
Utilities — 5.4%
1,058,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	941,953
874,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	847,798
		1,789,751
Total Corporate Bonds (Cost $27,138,660)		$27,302,818

Yankee Dollars — 5.6%
Communication Services — 2.9%
783,000	Orange SA, 9.00%, 3/01/31	952,043
		952,043
Financials — 2.7%
830,000	Shell International Finance BV, 6.38%, 12/15/38	911,107
		911,107
Total Yankee Dollars (Cost $1,855,089)		$1,863,150

U.S. Treasury Obligations — 7.0%
1,500,000	U.S. Treasury Bill, 3.87%^, 3/19/26(a)	1,449,694
900,000	U.S. Treasury Bill, 3.92%^, 1/22/26(a)	874,601
		2,324,295
Total U.S. Treasury Obligations (Cost $2,323,909)		$2,324,295
Total Investments — 95.0% (Cost $31,317,658)		$31,490,263
Other Assets less Liabilities — 5.0%		1,655,032

Net Assets — 100.0%		$33,145,295

*	Portfolio of Investments is presented on a consolidated basis. See Note 2.A. in the Notes to Financial Statements

^	Reflects the etfective yield or interest rate in etfect at April 30, 2025.

(a)	All or a portion held by the Subsidiary

BV — Besloten Vennootschap (Dutch private limited company)

LLC — Limited Liability Corporation

LP — Limited Partnership

SA — Societe Anonyme (French public limited company)

(See notes which are an integral part of the Financial Statements)

Annual Financial Statements and Additional Information | 1

Strategy Shares Gold Enhanced Yield ETF (Continued)	April 30, 2025

Total Return Swap Agreements

							Value and
							Unrealized
Pay/				Payment	Expiration	Notional	Appreciation
Receive(a)	Financing Rate	Description	Counterparty	Frequency	Date	Amount	(Depreciation)
Receive	Etfective Federal Funds Rate(b) + 60 bps	GOLY BCKTGOLY Equity Index	BNP Paribas SA	Monthly	2/12/2026	$32,709,882	$—
							$—

(a)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(b)	The Etfective Federal Funds Rate at April 30, 2025 was 4.33%.

The derivative instrument outstanding as of April 30, 2025, as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on swaps during the period as disclosed in the Statement of Operation serve as indicators of the volume of derivative activity for the Fund.

(See notes which are an integral part of the Financial Statements)

2 | Annual Financial Statements and Additional Information

Strategy Shares Nasdaq 7HANDL™ Index ETF	April 30, 2025

Portfolio of Investments

Principal Amount		Value
U.S. Treasury Obligations — 3.6%
$5,000,000	U.S. Treasury Bill, 4.17%^, 7/10/25+	$4,959,213
4,985,000	U.S. Treasury Bill, 3.98%^, 11/28/25+	4,870,905
5,000,000	U.S. Treasury Bill, 3.88%^, 2/19/26+	4,845,854
9,960,000	U.S. Treasury Bill, 3.92%^, 1/22/26+	9,678,922
		24,354,894
Total U.S. Treasury Obligations (Cost $24,318,122)		$24,354,894

Shares		Value
Exchange-Traded Funds — 94.5%
394,009	Dimensional Core Fixed Income ETF	$16,528,678
784,091	Global X MLP & Energy Infrastructure ETF	47,163,074
1,089,088	Global X U.S. Preferred ETF	20,398,618
251,328	Invesco NASDAQ 100 ETF	49,222,589
466,004	Invesco Taxable Municipal Bond ETF	12,358,426
28,798	iShares Core S&P 500 ETF	16,068,132
763,147	iShares Core U.S. Aggregate Bond ETF	75,566,815
43,197	iShares MBS ETF	4,051,447
507,892	JPMorgan Equity Premium Income ETF	28,233,716
369,138	Schwab 5-10 Year Corporate Bond ETF	8,283,457
1,735,734	Schwab U.S. REIT ETF	36,502,486
2,954,413	SPDR Portfolio Aggregate Bond ETF	75,485,252
1,065,526	SPDR Portfolio High Yield Bond ETF	24,773,480
246,092	SPDR Portfolio S&P 500 ETF	16,045,198
420,189	Utilities Select Sector SPDR Fund ETF	33,152,912
234,311	Vanguard Dividend Appreciation ETF	44,760,430
31,416	Vanguard S&P 500 ETF	16,013,992
1,027,565	Vanguard Total Bond Market ETF	75,526,028
914,991	WisdomTree U.S. Efficient Core Fund ETF	41,531,441
Total Exchange-Traded Funds (Cost $638,783,050)		$641,666,171
Total Investments — 98.1% (Cost $663,101,172)		$666,021,065
Other Assets less Liabilities — 1.9%		12,784,063

Net Assets — 100.0%		$678,805,128
^	Reflects the etfective yield or interest rate in etfect at April 30, 2025.

+	All or a portion of this security has been pledged as collateral for amounts owed by the Fund for swap agreements.

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

Total Return Swap Agreements

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Receive	Effective Federal Funds Rate(b) + 105 bps	Nasdaq 7HANDLTM Index	BNP Paribas SA	Monthly	1/13/26	$176,755,371	$6,574,315

Receive	Effective Federal Funds Rate(b) + 105 bps	Nasdaq 7HANDLTM Index	Canadian Imperial Bank of Commerce	Monthly	2/27/26	53,322,828	1,983,180
							$8,557,495

(a)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(b)	The Etfective Federal Funds Rate at April 30, 2025 was 4.33%.

SA — Societe Anonyme (French public limited company)

The derivative instrument outstanding as of April 30, 2025, as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on swaps during the period as disclosed in the Statement of Operation serve as indicators of the volume of derivative activity for the Fund.

(See notes which are an integral part of the Financial Statements)

Annual Financial Statements and Additional Information | 3

Strategy Shares Newfound/ReSolve Robust Momentum ETF	April 30, 2025

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.8%
151,695	iShares 1-3 Year Treasury Bond ETF	$12,608,888
112,185	iShares 7-10 Year Treasury Bond ETF	10,777,613
120,600	iShares Core MSCI EAFE ETF	9,492,426
3,060	iShares Core S&P 500 ETF	1,707,358
Total Exchange-Traded Funds (Cost $33,591,489)		$34,586,285
Total Investments — 99.8% (Cost $33,591,489)		$34,586,285
Other Assets less Liabilities — 0.2%		82,989

Net Assets — 100.0%		$34,669,274

ETF — Exchange-Traded Fund

MSCI EAFE — Morgan Stanley Capital International Europe, Australasia and Far East

S&P — Standard and Poor’s

(See notes which are an integral part of the Financial Statements)

4 | Annual Financial Statements and Additional Information

Statements of Assets and Liabilities	April 30, 2025

			Strategy Shares
	Strategy Shares	Strategy Shares	Newfound/ReSolve
	Gold Enhanced	Nasdaq 7HANDL	Robust Momentum
	Yield ETF(a)	Index ETF	ETF
Assets:
Investments, at value
(Cost $31,317,658, $663,101,172 and $33,591,489)	$31,490,263	$666,021,065	$34,586,285
Cash and Cash Equivalents	288,358	4,686,834	106,696
Dividends and interest receivable	304,858	—	—
Unrealized appreciation on swap agreements	—	8,557,495	—
Receivable due from broker for swap transactions	1,082,227	—	—
Prepaid expenses	—	34,164	4,663
Total Assets	33,165,706	679,299,558	34,697,644
Liabilities:
Accrued expenses:
Advisory	20,411	328,195	2,183
Administration	—	24,327	6,875
Management/Legal administration	—	17,603	2,500
Custodian	—	3,527	287
Fund accounting	—	32	5
Legal and audit fees	—	20,336	13,383
Printing	—	69,556	3,137
Other	—	30,854	—
Total Liabilities	20,411	494,430	28,370
Net Assets	$33,145,295	$678,805,128	$34,669,274
Net Assets consist of:
Paid-in Capital	$30,384,883	772,448,673	$32,723,003
Total Distributable Earnings (Loss)	2,760,412	(93,643,545)	1,946,271
Net Assets	$33,145,295	$678,805,128	$34,669,274

Net Assets:	$33,145,295	$678,805,128	$34,669,274
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,150,000	32,725,000	1,125,000
Net Asset Value (offering and redemption price per share):	$28.82	$20.74	$30.82

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

(See notes which are an integral part of the Financial Statements)

Annual Financial Statements and Additional Information | 5

Statements of Operations	For the year ended April 30, 2025

			Strategy Shares
	Strategy Shares	Strategy Shares	Newfound/ReSolve
	Gold Enhanced	Nasdaq 7HANDL	Robust Momentum
	Yield ETF(a)	Index ETF	ETF
	Year ended	Year ended	Year ended
	April 30, 2025	April 30, 2025	April 30, 2025
Investment Income:
Dividend income	$—	$27,680,266	$614,804
Interest income	512,590	755,035	13
Total Investment Income	512,590	28,435,301	614,817
Expenses:
Advisory	91,916	4,649,278	193,387
Administration	—	318,225	67,612
Management/Legal administration	—	232,251	30,000
Fund accounting	—	538	71
Custodian	—	40,650	2,862
Trustee	—	16,990	16,990
Compliance officer	—	29,356	10,808
Legal and audit	—	100,703	26,792
Printing	—	299,051	9,826
Nasdaq licensing	—	387,265	—
Other fees	—	56,568	10,521
Total Expenses before fee reductions	91,916	6,130,875	368,869
Expenses contractually waived or reimbursed by the Advisor	—	—	(72,912)
Total Net Expenses	91,916	6,130,875	295,957
Net Investment Income	420,674	22,304,426	318,860
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(104,892)	12,745,735	4,631,659
Net realized gains (losses) from in-kind transactions	—	9,505,943	1,747,354
Net realized gains (losses) from swap agreements	3,934,806	(2,102,769)	—
Change in unrealized appreciation (depreciation) on investments	215,472	24,877,682	(2,395,501)
Change in unrealized appreciation (depreciation) on swap agreements	148,372	14,174,869	—
Net Realized and Unrealized Gains (Losses)	4,193,758	59,201,460	3,983,512
Change in Net Assets Resulting From Operations	$4,614,432	$81,505,886	$4,302,372

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

(See notes which are an integral part of the Financial Statements)

6 | Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	Strategy Shares		Strategy Shares
	Gold Enhanced Yield ETF(a)		Nasdaq 7HANDL Index ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
From Investment Activities:
Operations:
Net investment income	$420,674	$268,519	$22,304,426	$19,066,548
Net realized gains (losses) from investment and In-kind transactions and swap agreements	3,829,914	(768,453)	20,148,909	4,483,137
Change in unrealized appreciation (depreciation) on investments and swap agreements	363,844	436,598	39,052,551	33,090,189
Change in net assets resulting from operations	4,614,432	(63,336)	81,505,886	56,639,874
Distributions to Shareholders:
Total distributions	(530,369)	(268,519)	(38,349,453)	(47,486,171	) (b)
Return of Capital	—	(49,137)	(15,883,865)	(18,548,066)
Change in net assets from distributions	(530,369)	(317,656)	(54,233,318)	(66,034,237)
Capital Transactions:
Proceeds from shares issued	30,467,926	1,410,319	3,727,895	8,146,304
Cost of shares redeemed	(4,645,364)	(12,537,370)	(158,725,646)	(271,663,078)
Change in net assets from capital transactions	25,822,562	(11,127,051)	(154,997,751)	(263,516,774)
Change in net assets	29,906,625	(11,508,043)	(127,725,183)	(272,911,137)
Net Assets:
Beginning of period	3,238,670	14,746,713	806,530,311	1,079,441,448
End of period	$33,145,295	$3,238,670	$678,805,128	$806,530,311
Share Transactions:
Issued	1,175,000	75,000	175,000	400,000
Redeemed	(175,000)	(625,000)	(7,400,000)	(13,475,000)
Change in shares	1,000,000	(550,000)	(7,225,000)	(13,075,000)

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

(b)	Subsequent to the issuance of the April 30, 2024 financial statements, an additional $2,664,201 of the distribution was determined to be a return of capital.

(See notes which are an integral part of the Financial Statements)

Annual Financial Statements and Additional Information | 7

Statements of Changes in Net Assets (Continued)

	Strategy Shares Newfound/ReSolve
	Robust Momentum ETF
	Year Ended	Year Ended
	April 30, 2025	April 30, 2024
From Investment Activities:
Operations:
Net investment income	$318,860	$1,034,037
Net realized gains from Investment and In-kind transactions	6,379,013	1,768,977
Change in unrealized appreciation (depreciation) on investments	(2,395,501)	1,229,783
Change in net assets resulting from operations	4,302,372	4,032,797
Distributions to Shareholders:
Total distributions	(310,837)	(972,755)
Change in net assets from distributions	(310,837)	(972,755)
Capital Transactions:
Proceeds from shares issued	3,038,100	—
Cost of shares redeemed	(9,137,183)	(15,631,083)
Change in net assets from capital transactions	(6,099,083)	(15,631,083)
Change in net assets	(2,107,548)	(12,571,041)
Net Assets:
Beginning of period	36,776,822	49,347,863
End of period	$34,669,274	$36,776,822
Share Transactions:
Issued	100,000	—
Redeemed	(300,000)	(600,000)
Change in shares	(200,000)	(600,000)

(See notes which are an integral part of the Financial Statements)

8 | Annual Financial Statements and Additional Information

Financial Highlights	Strategy Shares

																Ratio of Net
																Investment
												Ratio of Net				Income
	Net Asset	Net	Net realized		Distributions					Net Asset	Total	Expenses		Ratio of Gross		(Loss) to
	Value,	investment	and	Total from	from net		Distributions			Value,	return at	to Average		Expenses to		Average	Net Assets at
	beginning	income	unrealized	investment	investment		from Return		Total	end of	Net Asset	Net		Average		Net	end of period	Portfolio
	of period	(loss)(a)	gains (losses)	activities	income		of Capital		distributions	period	Value(b)(c)	Assets(d)		Net Assets(d)(e)		Assets(d)	(000’s)	turnover(b)(f)
Strategy Shares Gold Enhanced Yield ETF*
Year ended April 30, 2025	$21.59	0.92	7.42	8.34	(1.11)		—		(1.11)	$28.82	39.59%	0.78%		0.78%		3.59%	$33,145	35%
Year ended April 30, 2024	$21.07	0.55	0.63 (m)	1.18	(0.56)		(0.10)		(0.66)	$21.59	5.91%	0.79%		0.79%		2.77%	$3,239	12%
Year ended April 30, 2023	$21.61	0.51	(0.54)	(0.03)	(0.51)		(0.00	) (g)	(0.51)	$21.07	0.09%	0.79%		0.79%		2.61%	$14,747	11%
May 17, 2021(h) through April 30, 2022	$25.00	0.28	(3.22)	(2.94)	(0.45)		—		(0.45)	$21.61	(11.94)%	0.78%		0.78%		1.24%	$15,129	—%

Strategy Shares Nasdaq 7HANDL Index ETF
Year ended April 30, 2025	$20.19	0.62	1.43	2.05	(1.06)		(0.44)		(1.50)	$20.74	10.18%	0.79	% (i)	0.79	% (i)	2.88%	$678,805	32%
Year ended April 30, 2024	$20.36	0.41	0.84	1.25	(1.02)		(0.40)		(1.42)	$20.19	6.36%	0.79	% (i)	0.79	% (i)	2.03%	$806,530	53%
Year ended April 30, 2023	$22.25	0.48	(0.93)	(0.45)	(0.43	) (j)	(1.01	) (j)	(1.44)	$20.36	(1.83)%	0.78	% (i)	0.78	% (i)	2.31%	$1,079,441	58%
Year ended April 30, 2022	$25.24	0.45	(1.68)	(1.23)	(1.69	) (k)	(0.07	) (k)	(1.76)	$22.25	(5.46)%	0.78	% (i)	0.78	% (i)	1.81%	$1,487,948	119%
Year ended April 30, 2021	$23.40	0.45	3.13	3.58	(1.74)		—		(1.74)	$25.24	15.74%	0.95	% (i)	0.95	% (i)	1.82%	$465,724	68%

Strategy Shares Newfound/ReSolve Robust Momentum ETF
Year ended April 30, 2025	$27.76	0.25	3.05	3.30	(0.24)		—		(0.24)	$30.82	11.85%	0.75	% (i)	0.93	% (i)	0.81%	$34,669	204%
Year ended April 30, 2024	$25.64	0.66	2.10	2.76	(0.64)		—		(0.64)	$27.76	10.88%	0.75	% (i)	0.94	% (i)	2.50%	$36,777	245%
Year ended April 30, 2023	$26.07	0.20	(0.44)	(0.24)	(0.19)		—		(0.19)	$25.64	(0.89)%	0.76	% (i)(l)	0.83	% (i)	0.78%	$49,348	246%
Year ended April 30, 2022	$27.30	0.17	(1.23)	(1.06)	(0.17)		—		(0.17)	$26.07	(3.97)%	0.75	% (i)	0.82	% (i)	0.61%	$50,188	221%
Year ended April 30, 2021	$21.55	0.21	5.78	5.99	(0.24)		(0.00	) (g)	(0.24)	$27.30	27.91%	0.75	% (i)	0.90	% (i)	0.88%	$42,321	309%

(a)	Calculated using the average shares method.

(b)	Not annualized for periods less than one year.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Annualized for periods less than one year.

(e)	Certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover increases/decreases due to change within the portfolio holdings during the period.

(g)	Amount is less than ($0.005).

(h)	Commencement of operations.

(i)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	Subsequent to the issuance of the April 30, 2023 financial statements, an additional $0.17 of the distribution was determined to be a return of capital.

(k)	Subsequent to the issuance of the April 30, 2022 financial statements, an additional $0.81 of the distribution was determined to be a return of capital.

(l)	Excluding interest expense, the net expense ratio would have been 0.75%.

(m)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

*	Statement has been consolidated. See Note 2.A. in the Notes to the Financial Statements for the basis of consolidation.

(See notes which are an integral part of the Financial Statements)

Annual Financial Statements and Additional Information | 9

Notes to Financial Statements	April 30, 2025

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in nine separate series. The accompanying Financial Statements relate to the following series: Strategy Shares Gold Enhanced Yield ETF (GOLY) (“Gold Enhanced Yield ETF”), formerly known as “Gold-Hedged Bond ETF”, Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL) (“Nasdaq 7HANDL™ Index ETF”), and Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO) (“Newfound/ReSolve Robust Momentum ETF”), (individually referred to as a “Fund,” or collectively as the “Funds”). Nasdaq 7HANDL™ Index ETF and Newfound/ReSolve Robust Momentum ETF are classified as diversified under the 1940 Act, while Gold Enhanced Yield ETF is classified as non-diversified under the 1940 Act. Gold Enhanced Yield ETF is an actively-managed exchange-traded fund. Nasdaq 7HANDL™ Index ETF and Newfound/ReSolve Robust Momentum ETF are passively-managed exchange-traded funds. The investment objective of the Gold Enhanced Yield ETF is to seek income and long-term capital appreciation. The investment objective of the Nasdaq 7HANDL™ Index ETF is to seek investment results that correlate generally, before fees and expenses, to the price and yield performance of the Nasdaq 7HANDL™ Index. The investment objective of the Newfound/ReSolve Robust Momentum ETF is to seek to provide investment returns that correspond, before fees and expenses, to the performance of the Newfound/ReSolve Robust Equity Momentum Index. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of the Nasdaq 7HANDL™ Index ETF are listed and traded on the Nasdaq. Shares of the Gold Enhanced Yield ETF and Newfound/ ReSolve Robust Momentum ETF are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of shares, or multiples thereof, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting

Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies including Accounting Standard Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Basis of Consolidation

The accompanying Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and Consolidated Financial Highlights of the Gold Enhanced Yield ETF include the accounts of its wholly owned subsidiary, SSGBI Fund Limited (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands, and primarily invests in gold futures contracts, other commodities and total return swaps, as well as, cash and cash equivalents such as treasury securities which serve as collateral for the Subsidiary’s investment in gold futures contracts and total return swap investments. The Fund will invest up to 25% of its total assets in its Subsidiary. As of April 30, 2025, the net assets of the Subsidiary was 10.4% of the total net assets of the Fund. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

B. Investment in a Subsidiary

By investing in the Subsidiary, the Gold Enhanced Yield ETF is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Gold Enhanced Yield ETF’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Board, however, has oversight responsibility for the investment activities of the Gold Enhanced Yield ETF including its investment in its Subsidiary and the Gold Enhanced Yield ETF’s role as the sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Gold Enhanced Yield ETF and/or the Subsidiary to operate as described in the prospectus and could adversely affect the Gold Enhanced Yield ETF, such as by reducing the Gold Enhanced Yield ETF’s investment returns. The financial statements of the Subsidiary have been consolidated with the Gold Enhanced Yield ETF’s financial statements in this report.

C. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is

10 | Annual Financial Statements and Additional Information

Notes to Financial Statements (Continued)

given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets.

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the- counter securities, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over- the -counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Swaps are generally valued at the last quoted sales price of the swap (if exchange-listed) or of the underlying security (if such security is exchange-listed), or in the absence of a sale, fair valued at the mean between the current bid and ask prices, and are typically categorized as Level 2 in the fair value hierarchy. Other types of swaps may be fair valued by a pricing agent covering the specific type of swap.

The following table provides the fair value measurement as of April 30, 2025.

			Total
Fund	Level 1	Level 2	Investments
Gold Enhanced Yield ETF
Corporate Bonds	$—	$27,302,818	$27,302,818
Yankee Dollars	—	1,863,150	1,863,150
U.S. Treasury Obligations	—	2,324,295	2,324,295
Other Financial Instruments(1)
Total Return Swap Agreements	—	—	—
Total Investments	$—	$31,490,263	$31,490,263
			Total
Fund	Level 1	Level 2	Investments
Nasdaq 7HANDL Index ETF
Exchange-Traded Funds	$641,666,171	$—	$641,666,171
U.S. Treasury Obligations	—	24,354,894	24,354,894
Other Financial Instruments(1)
Total Return Swap Agreements	—	8,557,495	8,557,495
Total Investments	$641,666,171	$32,912,389	$674,578,560
Newfound/ReSolve Robust Momentum ETF
Exchange-Traded Funds	$34,586,285	$—	$34,586,285
Total Investments	$34,586,285	$—	$34,586,285

(1)	Other Financial Instruments are derivative instruments not reflected in the total investments, such as swap agreements, which are valued at fair value.

For the fiscal year ended April 30, 2025, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers into or out of Level 3 during the year.

D. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S . withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

E. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

F. Derivative Instruments

Swap Agreements: The Funds may enter into swap agreements (“swaps”) in an attempt to obtain a particular desired return at a lower cost to the Funds than if it had been invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i. e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities

Annual Financial Statements and Additional Information | 11

Notes to Financial Statements (Continued)

representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Total Return Swaps: The Funds may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments . The Funds will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Funds on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements.”. The Funds may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Funds on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Funds will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker -dealer. The Funds will bear the counterparty risk (i. e., the risk of loss of the net amount), if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. As of April 30, 2025, the Gold Enhanced Yield ETF and the Nasdaq 7HANDL™ Index ETF each invested in total return swaps. The unrealized appreciation (depreciation) as of April 30, 2025 is disclosed in the Total Return Swap Agreement tables found earlier in this report.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2025.

	Assets	Liabilities
	Unrealized Appreciation	Unrealized Depreciation
Fund	on Swap Agreements	on Swap Agreements
Equity Risk Exposure:
Gold Enhanced Yield ETF	$—	$—
Nasdaq 7 Handl Index ETF	8,557,495	—

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the fiscal year ended April 30, 2025.

	Net Realized Gains	Change in Unrealized
	(Losses) from Swap	Appreciation
	Agreements	(Depreciation) on Swaps
	Recognized as a Result	Recognized from
Fund	from Operations	Operations
Equity Risk Exposure:
Gold Enhanced Yield ETF	$3,934,806	$148,372
Nasdaq 7HANDL Index ETF	(2,102,769)	14,174,869

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the Funds for swap agreements as of April 30, 2025. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the Funds or the counterparties, depending on whether the related swap agreements are in an appreciated or depreciated position at fiscal year end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at fiscal year end.

	Gross Amounts Not Offset in the
	Statement of Assets and Liabilities*
	Gross Asset
	(Liability) as
	presented in	Financial	Cash
	the Statement	Instruments	Collateral
	of Assets and	(Received)	(Received)	Net
	Liabilities	Pledged	Pledged	Amount
Nasdaq 7HANDL™ Index ETF
Swap Agreements - BNP Paribas SA	$6,574,315	$—	$—	$6,574,315
Swap Agreements - Canadian Imperial Bank of Commerce	1,983,180	—	—	1,983,180

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

12 | Annual Financial Statements and Additional Information

Notes to Financial Statements (Continued)

G. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the Gold Enhanced Yield ETF and the Nasdaq 7HANDL™ Index ETF, dividends from net investment income, if any, are declared and paid monthly. For the Newfound/ReSolve Robust Momentum ETF, dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e. g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments . To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as a distribution of capital.

The Funds may own shares of real estate investments trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

H. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, an open-end management investment company managed by Rational Advisors, Inc. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Rational Advisors, Inc. (the “Advisor”) is the investment advisor of the Funds. The Advisor is under common control with Catalyst Capital Advisors LLC and AlphaCentric Advisors LLC, the investment advisors of other funds in the same group of investment companies also known as a “fund complex.” The Nasdaq 7HANDL™ Index ETF and the Newfound/ ReSolve Robust Momentum ETF pay 0.60% and 0.49%, respectively, of each Fund’s average daily net assets, computed daily and paid monthly, for the advisory services it receives from the Advisor.

The Gold Enhanced Yield ETF pays 0.79% of the Fund’s average daily net assets, computed daily and paid monthly, for services it receives from the Advisor. This fee is structured as a “Unified Fee,” pursuant to which the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Fund (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Fund, and the cost of printing and delivering to shareholders prospectuses and reports), except the Fund’s Advisory fee; taxes; brokerage commissions and trading costs; interest expense (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non -routine or extraordinary expenses of the Fund (such as litigation or reorganizational costs), each of which is paid by the Fund. The Advisor’s Unified Fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Advisor for providing services for the Fund.

The Advisor has contractually agreed to waive all or a portion of its Advisory fee and/or reimburse certain operating expenses of the Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF (exclusive of acquired fund fees and expenses; brokerage commissions and trading costs; interest expense (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, and non-routine or extraordinary expenses (such as litigation or reorganizational costs)) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 0.80% and 0.75%,. respectively, of the Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least August 31, 2025 for the Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup Advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years after the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio (after the recoupment is taken into account) to exceed the lesser of (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of recoupment.

As of April 30, 2025, the Advisor may recoup amounts from the Funds as follows:

	Expires	Expires	Expires
Fund	4/30/26	4/30/27	4/30/28	Total
Newfound/ReSolve Robust Momentum ETF	$38,417	$79,546	$72,912	$190,875

B. Administration, Transfer Agent, Accounting, and Management/Legal administration Fees

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Trust. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Trust’s periodic financial reports on forms prescribed by the Securities and Exchange Commission (“SEC”); (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain portfolio compliance support services. As transfer agent, Citi issues shares of a Fund in Creation Units to fill purchase orders for Fund shares, maintains records of the issuance and redemption of each Fund’s shares, and acts as each Fund’s dividend disbursing agent . As portfolio accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund which include the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC.

Annual Financial Statements and Additional Information | 13

Notes to Financial Statements (Continued)

MFund Services LLC (“MFund”), an affiliate of the Advisor, provides the Funds with management and legal administrative services . For these services, each Fund pays MFund a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

– 0.030% of the aggregate net assets from $0 to $1 billion; and

– 0.020% of the aggregate net assets above $1 billion

The asset -based fees are subject to an annual minimum of $30,000 per Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties. These fees, and their related amounts payable to MFund, are shown on the Statement of Operations and on the Statement of Assets and Liabilities, respectively, as “Management/Legal administration.”

Administration, Transfer Agent, Accounting, and Management/Legal administration Fees (as well as substantially all other expenses) for the Gold Enhanced Yield ETF are paid by the Advisor from the amounts received from the Unified Fee, as detailed previously.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b- 1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/ or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

D. Custodian Fees

Citibank, N.A. (the “Custodian”), an affiliate of Citi, serves as custodian for each Fund and safeguards and holds each Fund’s cash and securities, settles each Fund’s securities transactions, and collects income on Fund investments. The Custodian receives fees based on the level of each Fund’s average daily net assets for the period plus out- of-pocket expenses. The Custodian’s fees for the Gold Enhanced Yield ETF are paid by the Advisor from the amounts received from the Unified Fee, as detailed previously.

E. Compliance Services

Pursuant to a Compliance Services Agreement, MFund, an affiliate of the Advisor, provides chief compliance officer services to the Funds. For these services, the Funds in this report pay MFund an aggregate monthly fee, calculated as follows: $1,200 per month for the first fund in the fund family and $400 per month for each additional fund in this report; $400 per month for each adviser and sub-adviser; and 0.0025%, on an annualized basis, of the assets of each Fund in this report. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. These fees are shown on the Statement of Operations as “Compliance officer.” Compliance Services fees for the Gold Enhanced Yield ETF, including the Fund’s share of any reimbursement for out- of-pocket expenses incurred, are paid by the Advisor from the amounts received from the Unified Fee, as detailed previously.

(4) Investment Transactions

Purchases and sales of investments, excluding in- kind transactions and short-term investments, for the fiscal year ended April 30, 2025, were as follows:

Fund	Purchases	Sales
Gold Enhanced Yield ETF	$31,042,560	$4,295,517
Nasdaq 7HANDL Index ETF	236,607,370	266,326,207
Newfound/ReSolve Robust Momentum ETF	79,817,244	79,815,060

Purchases and sales of in-kind transactions for the fiscal year ended April 30, 2025, were as follows:

Fund	Purchases	Sales
Gold Enhanced Yield ETF	$—	$—
Nasdaq 7HANDL Index ETF	3,561,752	151,203,552
Newfound/ReSolve Robust Momentum ETF	3,031,304	9,116,103

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind subscriptions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

14 | Annual Financial Statements and Additional Information

Notes to Financial Statements (Continued)

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i. e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the fiscal year ended April 30, 2025, the Funds did not incur any interest or penalties. The tax year end for the Nasdaq 7HANDL™ Index ETF is December 31 and the tax year end for the Gold Enhanced Yield ETF and Newfound/ReSolve Robust Momentum ETF is April 30.

As of the most recent tax year end, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)
December 31
Nasdaq 7HANDL™ Index ETF	$708,921,031	$53,886,293	$(36,201,848)	$17,684,445
April 30
Gold Enhanced Yield ETF	31,445,026	253,260	(208,023)	45,237
Newfound/ReSolve Robust Momentum ETF	33,864,895	994,796	(273,406)	721,390

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to basis adjustments for wash sales and mark-to-market on swap agreements.

The tax character of distributions paid during the most recent tax year end were as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total
Fund	Income	Capital Gains	Distributions	Capital	Distributions Paid
December 31
Nasdaq 7HANDL™ Index ETF	$42,168,487	$—	$42,168,487	$15,883,865	$58,052,352
April 30
Gold Enhanced Yield ETF	530,369	—	530,369	—	530,369
Newfound/ReSolve Robust Momentum ETF	310,837	—	310,837	—	310,837

The tax character of distributions paid during the previous tax year end were as follows:

	Distributions paid from
	Ordinary	Net Long-Term	Total Taxable	Return of	Total
Fund	Income	Capital Gains	Distributions	Capital	Distributions Paid
December 31
Nasdaq 7HANDL™ Index ETF	$42,516,395	$—	$42,516,395	$29,124,613	$71,641,008
April 30
Gold Enhanced Yield ETF	268,519	—	268,519	49,137	317,656
Newfound/ReSolve Robust Momentum ETF	972,755	—	972,755	—	972,755

As of the most recent tax year end, the components of accumulated earnings (loss) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long Term	Accumulated	Capital and	Appreciation	Accumulated
Fund	Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings (Loss)
December 31
Nasdaq 7HANDL™ Index ETF	$—	$—	$—	$(86,869,671)	$17,684,445	$(69,185,226)
April 30
Gold Enhanced Yield ETF	3,973,484	—	3,973,484	(1,258,309)	45,237	2,760,412
Newfound/ReSolve Robust Momentum ETF	52,364	1,172,517	1,224,881	—	721,390	1,946,271

Annual Financial Statements and Additional Information | 15

Notes to Financial Statements (Continued)

Permanent Tax Differences:

As of the most recent tax year end, the following reclassifications relating primarily to redemptions in-kind and Controlled Foreign Corporations, have been made to increase (decrease) such accounts with offsetting adjustments as indicated.

	Total Distributable	Paid-In
Fund	Earnings (Loss)	Capital
December 31
Nasdaq 7HANDL™ Index ETF	$(7,669,763)	$7,669,763
April 30
Gold Enhanced Yield ETF	148,372	(148,372)
Newfound/ReSolve Robust Momentum ETF	(1,745,049)	1,745,049

Temporary tax differences (e.g. wash sales) do not require a reclassification.

Under current tax law, certain ordinary losses arising after December 31 of a Fund’s tax year may be deferred and treated as occurring on the first business day of the following tax year for tax purposes. The following Fund’s deferred losses are as follows:

Late year Ordinary
Fund	Loss Deferrals
December 31
Nasdaq 7HANDL™ Index ETF	$6,465,191

As of the most recent tax year end, Gold Enhanced Yield ETF and Newfound/ReSolve Robust Momentum ETF utilized capital loss carryforwards (“CLCF”) of $2,876 and $3,477,288, respectively, to offset capital gains. The Funds have a net CLCF as summarized in the table below. This CLCF is not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
December 31
Nasdaq 7HANDL™ Index ETF	$52,085,528	$28,318,952	$80,404,480
April 30
Gold Enhanced Yield ETF	275,056	983,253	1,258,309

(7) Segment Reporting

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. Subject to the oversight and, when applicable, approval of the Board, the Funds’ Advisor acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation are determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

(8) Underlying Fund Investments

The ETFs in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds.

As of April 30, 2025, the following underlying Funds comprised 25% or more of the net assets of the Newfound/ReSolve Robust Momentum ETF: 36.4%, 311%. and 27.4% of the Newfound/ReSolve Robust Momentum ETF’s net assets were invested in the iShares 1-3 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, and iShares Core MSCI EAFE ETF, respectively. The financial statements of the iShares 1 -3 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF and iShares Core MSCI EAFE ETF, including their portfolio of investments, can be found at the SEC’s website www.sec.gov. and should be read in conjunction with the Newfound/Resolve Robust Momentum ETF’s financial statements.

(9) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2025.

16 | Annual Financial Statements and Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of Strategy Shares

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the funds listed below (the “Funds”), each a series of Strategy Shares, as of April 30, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Strategy Shares Gold Enhanced Yield ETF*	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, and for the period May 17, 2021 (commencement of operations) through April 30, 2022
Strategy Shares Nasdaq 7HANDL™ Index ETF and Strategy Shares Newfound/ ReSolve Robust Momentum ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022, and 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies with a related advisor since 2015.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 26, 2025

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4535 FAX | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Annual Financial Statements and Additional Information | 17

Additional Information

Other Federal Income Tax Information (Unaudited)

During the tax year ended April 30, 2025, the following percentages of the total ordinary income distributions paid by the Funds qualifies for the distributions received deduction available to corporate shareholders:

Distributions Received
Fund	Deduction
Newfound/ReSolve Robust Momentum ETF	82.89%

During the tax year ended April 30, 2025, the percentages of Qualified Dividend Income are as follows:

Fund	Qualified Dividend Income
Newfound/ReSolve Robust Momentum ETF	96.49%

During the tax year ended April 30, 2025, the following Funds designated the maximum amount allowable as interest-related dividends for certain non-U.S. resident investors are as follows:

Fund	Qualified Interest Income
Gold Enhanced Yield ETF	91.49%
Newfound/ReSolve Robust Momentum ETF	11.84%

The Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on April 30, 2025, are as follows:

Fund	Foreign Source Income	Foreign Tax Expense
Newfound/ReSolve Robust Momentum ETF	$0.05	—

The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December  2025. These shareholders will receive more detailed information along with their 2025 Form 1099-DIV.

Foreign Tax Credit
Fund	Pass Through
Newfound/ReSolve Robust Momentum ETF	$3,886

18 | Annual Financial Statements and Additional Information

Items 8-10 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

During the period covered by the report, the Strategy Shares Nasdaq 7HANDL™ Index ETF and the Strategy Shares Newfound/ReSolve Robust Momentum ETF each paid $17,039 to the Independent Trustees for services to the Funds.

Because the Advisor has agreed in the Management Agreement to cover all operating expenses of the Strategy Shares Gold Enhanced Yield ETF, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee for services to the Strategy Shares Gold Enhanced Yield ETF from the Advisor’s investment advisory fees.

Annual Financial Statements and Additional Information | 19

Item 11. Statement Regarding Basis for Approval of Investment Advisor Contract. (Unaudited)

Renewal of the Management Agreements between Strategy Shares (the “Trust”) and Rational Advisors, Inc. (“Rational”) with respect to Strategy Shares Nasdaq 7HANDL™ Index ETF (the “7HANDL ETF”), Strategy Shares Newfound/ReSolve Robust Momentum ETF (the “Newfound/ReSolve ETF”), and Strategy Shares Gold Enhanced Yield ETF (formerly Strategy Shares Gold-Hedged Bond ETF) (the “Gold ETF”) (each a “Rational-Advised ETF” or “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the Trust held on December 4, 2024, and continued on December 16, 2024, the Board, a majority of which was composed of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust, discussed the renewal of the management agreements between the Trust and Rational with respect to the Rational-Advised ETFs (each, a “Rational Management Agreement”).

In connection with the Board’s consideration of the renewal of each Rational Management Agreement, as required by Section 15(c) of the 1940 Act, the Board requested and received due diligence materials prepared by Rational (the “Rational 15(c) Response”) and considered the information presented at Board meetings throughout the year. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in evaluating each such Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided for the Rational-Advised ETFs with respect to the approval of each such Agreement and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to an Agreement.

Review of Day Hagan 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Rational provided to the Rational-Advised ETFs pursuant to the Rational Management Agreements. The Board reviewed information concerning Rational’s resources, personnel, and business operations. The Board considered Rational’s oversight of each such Fund’s investment strategies, including derivative risk management and fair valuation. The Board reviewed Rational’s Form ADV. The Board discussed the financial health of Rational and reviewed its balance sheet. The Board considered that MFund, an affiliate of Rational, provides these Funds with certain management, legal administrative, and compliance services, including providing the Trust’s CCO. The Board reviewed Rational’s compliance program, including its business continuity and cybersecurity programs. The Board noted that Rational does not use artificial intelligence in connection with managing the Rational-Advised ETFs.

Performance. The Board reviewed the performance of each Rational-Advised ETF relative to its peer group, Morningstar category, and benchmark index for various periods ended September 30, 2024.

7HANDL ETF. The Fund outperformed its peer group, the Morningstar Moderately Conservative Allocation category, and the Bloomberg U.S. Aggregate Bond Total Return Index for the one-, three-, and five-year and since-inception (January 16, 2018) periods. The Fund’s performance was in line with the Nasdaq 7HANDL Index (less annualized expenses) for all periods. Rational attributed the Fund’s performance to its leveraged exposure to a blended portfolio of stocks and bonds, which has generated positive returns over all periods.

Newfound/ReSolve ETF. The Fund outperformed the Morningstar Moderately Aggressive Allocation category and the S&P Target Risk Growth Index for the one- and three-year periods, but underperformed for the since-inception (November 1, 2019) period. The Fund outperformed the Morningstar Tactical Allocation category for all periods. The Fund outperformed its peer group for the one-year period, but underperformed for the three-year and since-inception periods. The Fund’s performance was in line with the Newfound/ ReSolve Robust Equity Momentum Index (less annualized expenses) for all periods.

Gold ETF. The Fund outperformed the Morningstar Nontraditional Bond category and the Bloomberg U.S. Corporate Total Return Index for the one- and three-year and since-inception (May 17, 2021) periods. The Fund outperformed its peer group for the one-year period, but underperformed for the three-year and since-inception periods. Rational attributed the Fund’s outperformance in the one-year period to the strong price performance of gold.

Fees and Expenses. The Board reviewed the advisory fees and the net expenses for each Rational-Advised ETF compared to its peer group and Morningstar category.

20 | Annual Financial Statements and Additional Information

Item 11. Statement Regarding Basis for Approval of Investment Advisor Contract. (Unaudited) (Continued)

7HANDL ETF. The Fund’s advisory fee was higher than the median and average fees for the peer group and Morningstar Moderately Conservative Allocation category, but within the range of advisory fees for both. The Fund’s net expenses were higher than the peer group and the highest of the Morningstar category. It was noted that the fee is higher because of the specialized nature of the strategy, including the use of swaps to obtain leverage to track its underlying index, and the expense ratio is higher due to acquired fund fees and expenses. The Board acknowledged Rational’s willingness to limit the Fund’s net annual fees and expenses to 0.80% through August 31, 2025.

Newfound/ReSolve ETF. The Fund’s advisory fee was lower than the median and average fees for the peer group, the Morningstar Aggressive Allocation category, and the Morningstar Tactical Allocation category. The Fund’s net expenses were lower than the median and average net expenses for the peer group and the Morningstar Tactical Allocation category, and higher than the median and average of, but within the range of, net expenses for the Morningstar Moderately Aggressive Allocation category. The Board acknowledged Rational’s willingness to limit the Fund’s net annual fees and expenses to 0.75% through August 31, 2025.

Gold ETF. The Fund is charged an annual unitary management fee of 0.79%,. which pays all of the Fund’s expenses other than management fees, Rule 12b-1 expenses, brokerage commissions and trading costs, short sale dividends and interest expenses, acquired fund fees and expenses, and extraordinary expenses. The Fund’s advisory fee was higher than the median and average advisory fees of the peer group and Morningstar Non-traditional Bond category, but within the range of both; but the Fund’s net expenses were lower than the median and average net expense ratios of both.

Profitability. A profitability analysis from Rational demonstrated that Rational realized a profit in connection with its management of the 7HANDL ETF, but realized losses with respect to the Newfound/ReSolve ETF and Gold ETF.

“Fall-out” Benefits. The Board considered fall-out benefits that Rational received from its relationship with the Rational-Advised ETFs, including the fact that these Funds utilize affiliates to provide certain services.

Economies of Scale. The Board considered whether Rational was sharing economies of scale with the Rational-Advised ETFs. The Board determined to revisit the matter of economies of scale as each such Fund’s assets increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Rational Management Agreements. In connection with its deliberations, the Board reviewed materials prepared by Rational and considered information presented at Board meetings throughout the year. Having requested, reviewed, and discussed in depth such information from Rational as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of counsel, the Board concluded the renewal of the Agreements was in the best interest of each Rational-Advised ETF and its shareholders.

Annual Financial Statements and Additional Information | 21

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24 | Annual Financial Statements and Additional Information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form..

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to these procedures.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategy Shares

By (Signature and Title)	/s/ Michael Schoonover
Michael Schoonover, Chief Executive Officer

Date	July 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Schoonover
Michael Schoonover, Chief Executive Officer

Date	July 4, 2025

By (Signature and Title)	/s/ James Szilagyi
James Szilagyi, Treasurer

Date	July 7, 2025